UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 to November 30, 2013

Item 1.                   Schedule of Investments.
                 Attached hereto.

EEB Guggenheim BRIC ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 82.3%
	Basic Materials - 7.0%
1,064,000	Aluminum Corp. of China Ltd. (China)(a) (b)	$396,633
204,776	Cia Siderurgica Nacional SA, ADR (Brazil)(a)	1,068,931
59,847	Fibria Celulose SA, ADR (Brazil)(a) (b)	722,353
39,423	Mechel, ADR (Russia)(a)	82,788
153,775	MMC Norilsk Nickel OJSC, ADR (Russia)	2,318,927
22,650	Novolipetsk Steel OJSC, GDR (Russia)(a)	369,422
22,023	Phosagro OAO, GDR (Russia)	216,376
84,079	Sesa Sterlite Ltd., ADR (India)	971,108
47,486	Severstal OAO, GDR (Russia)(a)	434,497
946,000	Sinopec Shanghai Petrochemical Co. Ltd. (China)	279,432
82,751	Ultrapar Participacoes SA, ADR (Brazil)	2,048,915
91,776	Uralkali OJSC, GDR (Russia)	2,309,084
350,981	Vale SA, ADR (Brazil)	5,377,029
		16,595,495

	Communications - 20.0%
12,782	21Vianet Group, Inc., ADR (China)(b)	228,159
72,868	Baidu, Inc., ADR (China)(b)	12,137,623
4,782	Bitauto Holdings Ltd., ADR (China)(a) (b)	150,633
1,407,500	China Mobile Ltd. (China)	15,159,494
3,750,000	China Telecom Corp. Ltd. (China)	2,026,726
121,051	China Unicom Hong Kong Ltd., ADR (China)(a)	1,913,816
34,958	Ctrip.com International Ltd., ADR (China)(b)	1,670,293
15,098	E-Commerce China Dangdang, Inc., ADR (China)(a) (b)	140,562
29,079	Giant Interactive Group, Inc., ADR (China)	326,557
6,282	KongZhong Corp., ADR (China)(b)	49,188
25,400	Mail.ru Group Ltd., GDR (Russia)	1,050,290
25,103	MegaFon OAO, GDR (Russia)	809,823
136,995	Mobile Telesystems OJSC, ADR (Russia)	2,887,855
19,455	NetEase, Inc., ADR (China)	1,397,064
8,949	Perfect World Co. Ltd., ADR (China)	169,762
8,895	Phoenix New Media Ltd., ADR (China)(b)	87,705
20,678	Qihoo 360 Technology Co. Ltd., ADR (China)(b)	1,685,671
5,891	QIWI PLC, ADR (Cyprus)	275,581
32,907	Renren, Inc., ADR (China)(a) (b)	98,063
27,440	Rostelecom OJSC, ADR (Russia)	529,043
46,887	Sistema JSFC, GDR (Russia)	1,286,110
4,389	SouFun Holdings Ltd., ADR (China)	285,066
43,098	Tim Participacoes SA, ADR (Brazil)(a)	1,067,968
52,289	VimpelCom Ltd., ADR (Russia)	642,109
4,619	Vipshop Holdings Ltd., ADR (China)(a) (b)	383,885
34,636	Youku Tudou, Inc., ADR (China)(a) (b)	976,042
2,423	YY, Inc., ADR (China)(b)	122,071
		47,557,159

	Consumer, Cyclical - 1.3%
510,000	China Eastern Airlines Corp. Ltd. (China)(b)	203,930
5,188	China Lodging Group Ltd., ADR (China)(b)	136,392
470,000	China Southern Airlines Co. Ltd. (China)	206,729
5,820	Home Inns & Hotels Management, Inc., ADR (China)(a) (b)	233,557
41,351	Mahindra & Mahindra Ltd., GDR (India)	634,738
50,782	Tata Motors Ltd., ADR (India)	1,648,892
		3,064,238

	Consumer, Non-cyclical - 9.2%
2,597	51job, Inc., ADR (China)(b)	191,347
1,018,077	AMBEV SA, ADR (Brazil)	7,696,662
173,951	BRF SA, ADR (Brazil)(a)	3,861,712
22,337	Dr Reddy's Laboratories Ltd., ADR (India)(a)	910,233
16,071	Global Ports Investments PLC, GDR (Cyprus)	223,387
77,852	Magnit OJSC, GDR (Russia)	5,130,447
23,719	Mindray Medical International Ltd., ADR (China)(a)	944,253
35,508	New Oriental Education & Technology Group, Inc., ADR (China)	1,054,233
10,168	O'Key Group SA, GDR (Luxembourg)	127,914
11,016	Pharmstandard OJSC, GDR (Russia)(b)	136,268
9,226	TAL Education Group, ADR (China)	181,752
13,665	WNS Holdings Ltd., ADR (India)(b)	273,573
19,195	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	635,930
26,392	X5 Retail Group NV, GDR (Russia)(b)	448,664
		21,816,375

	Energy - 26.7%
6,874,000	China Petroleum & Chemical Corp. (China)	5,905,186
4,330,000	CNOOC Ltd. (China)	8,869,277
12,687	Eurasia Drilling Co. Ltd., GDR (Cyprus)	553,153
10,239	Gazprom Neft OAO, ADR (Russia)	231,094
1,597,548	Gazprom OAO, ADR (Russia)	13,786,839
8,247	JA Solar Holdings Co. Ltd., ADR (China)(a) (b)	77,934
140,052	Lukoil OAO, ADR (Russia)	8,683,224
21,310	NOVATEK OAO, GDR (Russia)	2,802,265
5,686,000	PetroChina Co. Ltd. (China)	6,725,522
401,043	Petroleo Brasileiro SA, ADR (Brazil)	6,392,626
67,542	Reliance Industries Ltd., GDR (India) (c)	1,846,598
19,974	ReneSola Ltd., ADR (China)(a) (b)	90,283
286,076	Rosneft OAO, GDR (Russia)	2,054,026
260,375	Surgutneftegas OAO, ADR (Russia)	2,145,490
65,672	Tatneft OAO, ADR (Russia)	2,442,998
20,047	Trina Solar Ltd., ADR (China)(a) (b)	280,658
52,896	Yanzhou Coal Mining Co. Ltd., ADR (China)(a)	579,740
		63,466,913

	Financial - 11.3%
22,037	Axis Bank Ltd., GDR (India)(a)	418,262
141,802	Banco Santander Brasil SA, ADR (Brazil)(a)	916,041
2,005,000	China Life Insurance Co. Ltd. (China)	6,465,531
17,798	E-House China Holdings Ltd., ADR (China)	190,083
31,848	Etalon Group Ltd., GDR (Guernsey)(b)	167,202
58,509	Gafisa SA, ADR (Brazil)(a) (b)	174,357
105,221	HDFC Bank Ltd., ADR (India)	3,491,233
75,993	ICICI Bank Ltd., ADR (India)	2,725,109
45,888	LSR Group, GDR (Russia)	173,273
4,743	Noah Holdings Ltd., ADR (China)(a)	95,287
728,370	Sberbank of Russia, ADR (Russia)	9,075,490
18,431	State Bank of India, GDR (India)(a)	1,068,998
682,195	VTB Bank OJSC, GDR (Russia)	1,908,782
13,340	Xinyuan Real Estate Co. Ltd., ADR (China)	73,770
		26,943,418

	Industrial - 1.3%
44,002	Embraer SA, ADR (Brazil)	1,364,502
26,055	Globaltrans Investment PLC, GDR (Cyprus)	394,733
388,000	Guangshen Railway Co. Ltd. (China)	191,181
52,309	Larsen & Toubro Ltd., GDR (India)(a)	862,052
13,286	TMK OAO, GDR (Russia)	151,461
28,456	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	149,394
		3,113,323

	Technology - 4.3%
7,095	AutoNavi Holdings Ltd., ADR (China)(b)	107,702
2,936	Changyou.com Ltd., ADR (China)(b)	82,678
129,869	Infosys Ltd., ADR (India)	7,015,523
8,201	NQ Mobile, Inc., ADR (China)(a) (b)	107,105
19,878	Pactera Technology International Ltd., ADR (China)(b)	139,941
6,774	RDA Microelectronics, Inc., ADR (China)	119,358
6,066,000	Semiconductor Manufacturing International Corp. (China)(b)	500,763
17,808	Shanda Games Ltd., ADR (China)(b)	72,301
11,061	Spreadtrum Communications, Inc., ADR (China)	338,577
159,845	Wipro Ltd., ADR (India)(a)	1,865,391
		10,349,339

	Utilities - 1.2%
73,404	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	187,914
92,307	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(a)	983,070
29,891	CPFL Energia SA, ADR (Brazil)	495,294
856,000	Huaneng Power International, Inc. (China)	818,167
282,940	RusHydro JSC, ADR (Russia)	474,773
		2,959,218

	Total Common Stocks - 82.3%
	(Cost $212,856,231)	195,865,478

	Preferred Stocks - 17.5%
	Basic Materials - 4.3%
19,504	Braskem SA, ADR (Brazil)(b)	347,952
241,445	Gerdau SA, ADR (Brazil)	1,868,784
568,109	Vale SA, ADR (Brazil)	7,970,569
		10,187,305

	Communications - 0.8%
223,288	Oi SA, ADR (Brazil)(a)	352,795
78,375	Telefonica Brasil SA, ADR (Brazil)	1,525,178
		1,877,973

	Consumer, Cyclical - 0.0%*
18,960	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a) (b)	82,855

	Consumer, Non-cyclical - 0.7%
35,388	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (Brazil)(a)	1,666,067

	Energy - 3.8%
550,913	Petroleo Brasileiro SA, ADR (Brazil)	9,112,101

	Financial - 7.2%
566,779	Banco Bradesco SA, ADR (Brazil)	7,521,157
676,215	Itau Unibanco Holding SA, ADR (Brazil)	9,514,345
		17,035,502

	Utilities - 0.7%
146,370	Cia Energetica de Minas Gerais, ADR (Brazil)(a)	1,222,190
27,444	Cia Paranaense de Energia, ADR (Brazil)(a)	370,494
		1,592,684

	Total Preferred Stocks - 17.5%
	(Cost $71,317,471)	41,554,487

	Exchange Traded Fund - 0.1%
7,500	Vanguard FTSE Emerging Markets ETF (United States)	311,100
	(Cost $303,010)

	Total Long-Term Investments - 99.9%
	(Cost $284,476,712)	237,731,065

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 7.2%
17,026,692	BNY Mellon Securities Lending Overnight Fund, 0.1079%(d) (e)	17,026,692
	(Cost $17,026,692)

	Total Investments - 107.1%
	(Cost $301,503,404)	254,757,757
	Liabilities in excess of Other Assets - (7.1%)	(16,884,864)
	Net Assets - 100.0%	$ 237,872,893

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
PLC - Public Limited Company
SA - Corporation

* Less than 0.1%.
(a) Security, or portion thereof, was on loan at November 30, 2013.
(b) Non-income producing security.
(c)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2013 these securities amounted to $1,846,598, which represents 0.8% of net assets.

(d)
At November 30, 2013, the total market value of the Fund's securities on loan was $17,070,104 and the total market value of the collateral held by the Fund was $17,598,842, consisting of cash collateral of $17,026,692 and U.S. Government and Agency securities valued at $572,150.

(e) Interest rate shown reflects yield as of November 30, 2013.

See previously submitted notes to financial statements for the period ended August 31, 2013.

Country Breakdown	% of Long-Term Investments
China	31.7%
Brazil	31.1%
Russia	26.3%
India	10.0%
Cyprus	0.6%
United States	0.1%
Guernsey	0.1%
Luxembourg	0.1%

Subject to change daily.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 304,975,002	$ 18,755,445	$ (68,972,690)	$ (50,217,245)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$195,866	$-	$-	$195,866
Preferred Stocks	41,554	-	-	41,554
Exchange Traded Fund	311	-	-	311
Investments of Collateral for Securities Loaned	17,027	-	-	17,027
Total	$254,758	$-	$-	$254,758

During the three months ended November 30, 2013, there were no transfers between levels.

DEF Guggenheim Defensive Equity ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 82.6%
	Basic Materials - 3.0%
17,837	LyondellBasell Industries NV (Netherlands)	$ 1,376,660
26,923	Sasol Ltd., ADR (South Africa)	1,333,765
48,826	Ternium SA, ADR (Luxembourg)	1,304,143
		4,014,568

	Communications - 16.9%
37,431	AT&T, Inc.	1,317,946
39,563	CenturyLink, Inc.	1,214,584
25,398	China Mobile Ltd., ADR (China)	1,377,588
26,156	China Telecom Corp. Ltd., ADR (China)(a)	1,409,285
42,578	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	1,325,027
57,593	Cisco Systems, Inc.	1,223,851
283,461	Frontier Communications Corp.(a)	1,326,598
87,347	KT Corp., ADR (South Korea)(a)	1,368,728
59,431	Mobile Telesystems OJSC, ADR (Russia)	1,252,805
101,882	Orange SA, ADR (France)	1,322,428
63,877	Pearson PLC, ADR (United Kingdom)(a)	1,412,320
56,311	SK Telecom Co. Ltd., ADR (South Korea)(a)	1,344,707
11,154	Time Warner Cable, Inc.	1,541,706
26,492	Verizon Communications, Inc.	1,314,533
99,316	VimpelCom Ltd., ADR (Bermuda)	1,219,600
36,081	Vodafone Group PLC, ADR (United Kingdom)	1,338,244
154,823	Windstream Holdings, Inc.(a)	1,249,422
		22,559,372

	Consumer, Cyclical - 5.0%
36,916	Carnival Corp. (Panama)	1,333,037
23,093	Kohl's Corp.	1,276,581
18,347	PetSmart, Inc.	1,359,696
20,407	Target Corp.	1,304,619
17,154	Wal-Mart Stores, Inc.	1,389,646
		6,663,579

	Consumer, Non-cyclical - 14.3%
25,264	AstraZeneca PLC, ADR (United Kingdom)	1,444,848
20,507	Baxter International, Inc.	1,403,704
20,485	Church & Dwight Co., Inc.	1,336,646
28,073	Dr Pepper Snapple Group, Inc.	1,354,803
26,213	General Mills, Inc.	1,321,922
25,141	GlaxoSmithKline PLC, ADR (United Kingdom)	1,330,462
13,985	Humana, Inc.	1,454,300
11,985	JM Smucker Co.	1,249,317
25,879	Lorillard, Inc.	1,328,369
17,209	Novartis AG, ADR (Switzerland)	1,361,576
15,468	PepsiCo, Inc.	1,306,427
16,191	Procter & Gamble Co.	1,363,606
21,245	Quest Diagnostics, Inc.	1,294,670
36,316	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,480,240
		19,030,890

	Energy - 6.9%
28,637	BP PLC, ADR (United Kingdom)	1,346,226
28,865	Ecopetrol SA, ADR (Colombia)(a)	1,178,558
71,891	EnCana Corp. (Canada)	1,379,588
27,119	ENI SpA, ADR (Italy)	1,297,915
19,997	Royal Dutch Shell PLC, ADR (United Kingdom)	1,333,800
56,406	Statoil ASA, ADR (Norway)	1,271,391
22,228	Total SA, ADR (France)	1,340,793
		9,148,271

	Financial - 7.0%
28,316	Arthur J Gallagher & Co.	1,317,827
14,653	Banco de Chile, ADR (Chile)(a)	1,271,587
49,005	Fidelity National Financial, Inc., Class A	1,424,575
29,046	Marsh & McLennan Cos., Inc.	1,378,233
13,265	PartnerRe Ltd. (Bermuda)	1,364,969
55,381	Senior Housing Properties Trust, REIT	1,254,380
15,325	Travelers Cos., Inc.	1,390,590
		9,402,161

	Industrial - 5.2%
16,391	Deere & Co.	1,380,778
9,796	Lockheed Martin Corp.	1,387,799
12,231	Northrop Grumman Corp.	1,378,189
39,112	Republic Services, Inc.	1,365,400
30,625	Waste Management, Inc.	1,398,950
		6,911,116

	Technology - 5.0%
42,578	Canon, Inc., ADR (Japan)(a)	1,418,699
55,312	Intel Corp.	1,318,638
45,838	Maxim Integrated Products, Inc.	1,305,466
27,656	Seagate Technology PLC (Ireland)	1,356,250
73,387	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,301,152
		6,700,205

	Utilities - 19.3%
27,892	AGL Resources, Inc.	1,298,094
28,686	American Electric Power Co., Inc.	1,349,963
53,524	CenterPoint Energy, Inc.	1,254,067
48,649	CMS Energy Corp.	1,291,144
19,102	DTE Energy Co.	1,274,868
27,021	Edison International	1,248,640
20,659	Entergy Corp.	1,278,586
35,182	FirstEnergy Corp.	1,147,989
21,285	National Grid PLC, ADR (United Kingdom)	1,348,618
15,176	NextEra Energy, Inc.	1,283,738
31,217	Northeast Utilities	1,282,394
56,477	NV Energy, Inc.	1,335,681
35,311	OGE Energy Corp.	1,215,405
69,326	Pepco Holdings, Inc.	1,322,740
31,363	PG&E Corp.	1,266,124
23,891	Pinnacle West Capital Corp.	1,274,824
43,702	PPL Corp.	1,342,088
39,691	Public Service Enterprise Group, Inc.	1,297,499
28,014	SCANA Corp.	1,321,420
32,099	Southern Co.	1,304,182
		25,738,064

	Total Common Stocks - 82.6%
	(Cost $104,634,277)	110,168,226

	Preferred Stocks - 0.9%
	Communications - 0.9%
65,149	Telefonica Brasil SA, ADR (Brazil)	1,267,800
	(Cost $1,557,009)

	Master Limited Partnerships - 16.2%
	Consumer, Cyclical - 1.0%
10,901	Icahn Enterprises, LP	1,319,784

	Energy - 14.2%
25,403	Access Midstream Partners, LP	1,426,887
46,880	Boardwalk Pipeline Partners, LP	1,234,819
19,319	Buckeye Partners, LP, Class B	1,315,431
32,614	El Paso Pipeline Partners, LP	1,356,090
44,119	Enbridge Energy Partners, LP	1,327,541
19,474	Energy Transfer Equity, LP	1,456,071
21,336	Enterprise Products Partners, LP	1,343,528
16,561	Kinder Morgan Energy Partners, LP	1,357,505
21,980	Magellan Midstream Partners, LP	1,365,837
25,071	ONEOK Partners, LP	1,342,803
25,602	Plains All American Pipeline, LP	1,320,295
30,150	Spectra Energy Partners, LP(a)	1,355,544
19,389	Sunoco Logistics Partners, LP	1,372,353
26,864	Williams Partners, LP	1,380,541
		18,955,245

	Financial - 1.0%
23,399	Oaktree Capital Group LLC	1,303,792

	Total Master Limited Partnerships - 16.2%
	(Cost $17,999,418)	21,578,821

	Exchange Traded Fund - 0.1%
2,135	iShares S&P 500 Value Index Fund	179,447
	(Cost $179,799)

	Total Long-Term Investments - 99.8%
	(Cost $124,370,503)	133,194,294

	Investments of Collateral for Securities Loaned - 5.9%
7,876,334	BNY Mellon Securities Lending Overnight Fund, 0.1079%(b) (c)	7,876,334
	(Cost $7,876,334)

	Total Investments - 105.7%
	(Cost $132,246,837)	141,070,628
	Liabilities in excess of Other Assets - (5.7%)	(7,633,739)
	Net Assets - 100.0%	$ 133,436,889

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
S&P - Standard & Poor's
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at November 30, 2013.

(b)
At November 30, 2013, the total market value of the Fund's securities on loan was $7,668,974 and the total market value of the collateral held by the Fund was $7,885,890, consisting of cash collateral of $7,876,334 and U.S. Government and Agency securities valued at $9,556.

(c) Interest rate shown reflects yield as of November 30, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	67.9%
United Kingdom	7.2%
China	2.1%
South Korea	2.0%
France	2.0%
Taiwan	2.0%
Bermuda	1.9%
Israel	1.1%
Japan	1.1%
Canada	1.0%
Netherlands	1.0%
Switzerland	1.0%
Ireland	1.0%
South Africa	1.0%
Panama	1.0%
Luxembourg	1.0%
Italy	1.0%
Chile	1.0%
Norway	1.0%
Brazil	0.9%
Russia	0.9%
Colombia	0.9%

Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 133,027,798	$ 11,098,289	$ (3,055,460)	$ 8,042,829

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads,  estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$110,168	$-	$-	$110,168
Preferred Stocks	1,268	-		1,268
Master Limited Partnerships	21,579	-	-	21,579
Exchange Traded Fund	180			180
Investments of Collateral for Securities Loaned	7,876	-	-	7,876
Total	$141,071	$-	$-	$141,071

During the three months ended November 30, 2013, there were no transfers between levels.

NFO Guggenheim Insider Sentiment ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.1%
	Common Stocks - 96.9%
	Basic Materials - 5.4%
218,867	Alcoa, Inc.	$ 2,103,312
354,510	Allied Nevada Gold Corp.(a) (b)	1,176,973
18,470	Ecolab, Inc.	1,979,430
214,606	Ferro Corp.(b)	2,989,462
76,276	Olin Corp.	1,893,933
		10,143,110

	Communications - 8.2%
54,235	AOL, Inc.(b)	2,417,796
134,286	Calix, Inc.(b)	1,375,089
118,562	Corning, Inc.	2,025,039
322,695	Entravision Communications Corp.	2,133,014
255,352	Iridium Communications, Inc.(a) (b)	1,570,415
30,714	Motorola Solutions, Inc.	2,023,438
27,993	Time Warner, Inc.	1,839,420
59,765	Yahoo!, Inc.(b)	2,210,110
		15,594,321

	Consumer, Cyclical - 17.5%
32,965	AutoNation, Inc.(b)	1,616,604
26,645	Cabela's, Inc.(a) (b)	1,632,006
31,866	Children's Place Retail Stores, Inc.(b)	1,752,630
43,560	Choice Hotels International, Inc.	2,034,688
77,857	Delta Air Lines, Inc.	2,256,296
35,053	Fastenal Co.	1,631,016
47,621	General Motors Co.(b)	1,844,361
21,773	Genuine Parts Co.	1,803,675
32,067	G-III Apparel(b)	1,932,037
87,963	International Game Technology	1,538,473
25,091	Lithia Motors, Inc., Class A	1,658,013
39,956	Marriott Vacations Worldwide Corp.(b)	2,087,301
55,494	Norwegian Cruise Line Holdings Ltd. (Bermuda)(b)	1,892,345
37,474	Oshkosh Corp.	1,826,858
52,939	Six Flags Entertainment Corp.	1,969,860
23,743	Starbucks Corp.	1,934,105
70,563	Texas Roadhouse, Inc.	1,974,353
31,460	Williams-Sonoma, Inc.	1,859,915
		33,244,536

	Consumer, Non-cyclical - 14.8%
251,705	ACCO Brands Corp.(b)	1,515,264
43,501	Adt Corp.	1,764,400
11,845	Celgene Corp.(b)	1,916,166
67,526	CoreLogic, Inc.(b)	2,378,941
24,433	Edwards Lifesciences Corp.(b)	1,601,094
39,875	ENDO Health Solutions, Inc.(b)	2,679,201
21,031	Green Mountain Coffee Roasters, Inc.(a)	1,417,069
26,020	Herbalife Ltd. (Cayman Islands)(a)	1,813,074
27,643	Ingredion, Inc.	1,911,790
52,007	Insys Therapeutics, Inc.(b)	2,293,509
23,535	Mead Johnson Nutrition Co.	1,988,943
26,227	Moody's Corp.	1,957,321
53,330	On Assignment, Inc.(b)	1,814,820
132,276	ServiceSource International, Inc.(b)	1,284,400
59,032	Tyson Foods, Inc., Class A	1,870,724
		28,206,716

	Energy - 10.5%
157,877	Alon USA Energy, Inc.	2,178,703
100,284	BreitBurn Energy Partners, LP	1,896,370
66,898	Chesapeake Energy Corp.	1,797,549
20,545	EQT Corp.	1,748,585
22,643	Hess Corp.	1,837,026
352,380	Midstates Petroleum Co., Inc.(a) (b)	2,117,804
86,204	Rex Energy Corp.(b)	1,653,393
105,506	SunCoke Energy, Inc.(b)	2,391,821
151,893	Swift Energy Co.(a) (b)	2,021,696
38,353	Tesoro Corp.	2,248,636
		19,891,583

	Financial - 19.9%
102,972	AG Mortgage Investment Trust, Inc., REIT	1,631,077
59,320	American Assets Trust, Inc., REIT	1,850,191
153,477	Annaly Capital Management, Inc., REIT	1,559,326
138,734	Ares Commercial Real Estate Corp., REIT	1,820,190
6,614	BlackRock, Inc.	2,002,389
227,047	CYS Investments, Inc., REIT	1,816,376
62,022	Employers Holdings, Inc.	2,024,398
34,650	Endurance Specialty Holdings Ltd. (Bermuda)	1,971,585
95,241	Fifth Third Bancorp	1,935,297
140,165	Genworth Financial, Inc., Class A(b)	2,117,893
119,205	Hercules Technology Growth Capital, Inc.	2,034,830
75,619	Home Loan Servicing Solutions Ltd. (Cayman Islands)	1,759,654
32,824	JPMorgan Chase & Co.	1,878,189
39,173	Lincoln National Corp.	2,010,750
30,746	Macerich Co., REIT	1,750,677
32,262	MarketAxess Holdings, Inc.	2,270,277
11,845	Simon Property Group, Inc., REIT	1,774,973
71,157	SLM Corp.	1,896,334
31,819	UMB Financial Corp.	2,040,234
61,472	Weingarten Realty Investors, REIT	1,754,411
		37,899,051

	Industrial - 11.9%
29,916	AGCO Corp.	1,743,504
96,541	Calgon Carbon Corp.(b)	1,999,364
185,654	Flextronics International Ltd. (Singapore)(b)	1,407,257
43,085	Fortune Brands Home & Security, Inc.	1,878,506
73,810	General Electric Co.	1,967,775
18,574	Genesee & Wyoming, Inc., Class A(b)	1,786,819
20,945	Honeywell International, Inc.	1,853,842
27,183	Ingersoll-Rand PLC (Ireland)	1,941,410
6,814	Ingersoll-Rand PLC (Ireland)(b)	389,420
23,501	JB Hunt Transport Services, Inc.	1,767,040
85,040	Masco Corp.	1,906,597
16,651	Parker Hannifin Corp.	1,962,154
38,970	Trinity Industries, Inc.	2,022,933
		22,626,621

	Technology - 4.9%
130,411	Cadence Design Systems, Inc.(b)	1,727,946
68,061	iGATE Corp.(b)	2,278,682
51,507	Lexmark International, Inc., Class A	1,821,803
75,713	VeriFone Systems, Inc.(b)	1,939,010
19,853	VMware, Inc., Class A(b)	1,600,747
		9,368,188

	Utilities - 3.8%
41,081	American Electric Power Co., Inc.	1,933,272
53,249	El Paso Electric Co.	1,918,561
57,332	Exelon Corp.	1,542,804
42,504	NorthWestern Corp.	1,869,326
		7,263,963

	Total Common Stocks - 96.9%
	(Cost $160,614,605)	184,238,089

	Master Limited Partnerships - 2.9%
	Consumer, Cyclical - 1.0%
40,262	Cedar Fair, LP	2,005,048

	Energy - 1.0%
35,592	Genesis Energy, LP	1,846,513

	Industrial - 0.9%
39,230	Martin Midstream Partners, LP	1,761,819

	Total Master Limited Partnerships - 2.9%
	(Cost $4,529,042)	5,613,380

	Exchange Traded Fund - 0.3%
5,800	iShares Core S&P Small-Capital ETF(a)	626,400
	(Cost $589,677)

	Total Long-Term Investments - 100.1%
	(Cost $165,733,324)	190,477,869

	Investments of Collateral for Securities Loaned - 5.1%
9,664,297	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)	9,664,297
	(Cost $9,664,297)

	Total Investments - 105.2%
	(Cost $175,397,621)	200,142,166
	Liabilities in excess of Other Assets - (5.2%)	(9,938,291)
	Net Assets - 100.0%	$ 190,203,875

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)	Non-income producing security.

(c)	At November 30, 2013, the total market value of the Fund's securities on loan was $9,422,972 and the total market value of the collateral held by the Fund was $9,664,297.

(d)	Interest rate shown reflects yield as of November 30, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	94.1%
Bermuda	2.0%
Cayman Islands	1.9%
Ireland	1.2%
Singapore	0.8%

Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 175,578,539	$ 27,966,594	$ (3,402,967)	$ 24,563,627

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads,  estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$184,238	$-	$-	$184,238
Master Limited Partnerships	5,613	-	-	5,613
Exchange Traded Fund	627			627
Investments of Collateral for Securities Loaned	9,664	-	-	9,664
Total	$200,142	$-	$-	$200,142

During the three months ended November 30, 2013, there were no transfers between levels.

CZA Guggenheim Mid-Cap Core ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 86.0%
	Basic Materials - 7.0%
11,604	Airgas, Inc.	$ 1,260,543
24,854	Celanese Corp., Series A	1,395,055
13,099	International Flavors & Fragrances, Inc.	1,157,297
12,553	Reliance Steel & Aluminum Co.	923,022
20,921	RPM International, Inc.	828,472
13,712	Valspar Corp.	968,204
10,542	Westlake Chemical Corp.	1,186,818
		7,719,411

	Communications - 3.6%
25,727	Amdocs Ltd. (Channel Islands)	1,040,914
26,316	CDW Corp.	586,847
83,577	Liberty Interactive Corp., Class A(a)	2,346,842
		3,974,603

	Consumer, Cyclical - 3.6%
29,124	Allison Transmission Holdings, Inc.	792,755
17,740	Brookfield Residential Properties, Inc. (Canada)(a)	383,361
22,108	Copart, Inc.(a)	761,179
23,728	Ingram Micro, Inc., Class A(a)	556,184
24,068	Tim Hortons, Inc. (Canada)	1,403,887
		3,897,366

	Consumer, Non-cyclical - 15.7%
26,128	Beam, Inc.	1,764,424
24,323	Booz Allen Hamilton Holding Corp.	425,409
34,314	Brown-Forman Corp., Class B	2,574,236
26,595	Bruker Corp.(a)	514,347
34,701	CareFusion Corp.(a)	1,382,835
15,409	CoreLogic, Inc.(a)	542,859
36,580	Genpact Ltd. (Bermuda)(a)	654,782
12,262	Ingredion, Inc.	848,040
18,388	Pinnacle Foods, Inc.	507,325
20,068	Quintiles Transnational Holdings, Inc.(a)	866,737
27,207	SEI Investments Co.	913,611
33,467	Service Corp. International	604,749
8,365	Spectrum Brands Holdings, Inc.	590,402
10,848	Towers Watson & Co., Class A	1,221,485
15,432	Universal Health Services, Inc., Class B	1,272,060
80,683	Zoetis, Inc.	2,513,275
		17,196,576

	Energy - 0.5%
16,067	MRC Global, Inc.(a)	491,490

	Financial - 20.8%
5,363	Allied World Assurance Co. Holdings AG (Switzerland)	604,142
14,005	American Financial Group, Inc.	807,528
18,188	Axis Capital Holdings Ltd. (Bermuda)	893,576
10,956	BOK Financial Corp.	693,515
23,154	Brown & Brown, Inc.	732,129
42,623	CNA Financial Corp.	1,769,707
12,562	Credicorp Ltd. (Bermuda)	1,614,217
3,680	Credit Acceptance Corp.(a)	475,272
13,452	Equity Lifestyle Properties, Inc., REIT	477,546
8,129	Erie Indemnity Co., Class A	593,336
20,949	First Republic Bank	1,070,494
15,778	HCC Insurance Holdings, Inc.	725,472
36,840	Healthcare Trust of America, Inc., Class A, REIT	373,926
22,699	Liberty Property Trust, REIT	735,221
16,519	LPL Financial Holdings, Inc.	708,170
2,227	Markel Corp.(a)	1,241,063
8,646	Mercury General Corp.	415,613
9,921	ProAssurance Corp.	477,002
217,802	Regions Financial Corp.	2,119,213
11,070	Reinsurance Group of America, Inc.	830,029
19,446	RLJ Lodging Trust, REIT	469,426
92,135	Weyerhaeuser Co., REIT	2,776,028
27,989	Willis Group Holdings PLC (Ireland)	1,253,347
21,399	WR Berkley Corp.	937,062
		22,793,034

	Industrial - 15.1%
15,789	AECOM Technology Corp.(a)	458,828
25,068	Amphenol Corp., Class A	2,130,780
10,004	Carlisle Cos., Inc.	735,394
17,100	Chicago Bridge & Iron Co. NV (Netherlands)	1,311,228
9,179	Crane Co.	571,943
22,569	Crown Holdings, Inc.(a)	996,196
15,820	Hexcel Corp.(a)	694,973
18,570	Progressive Waste Solutions Ltd. (Canada)	480,592
7,109	Regal-Beloit Corp.	523,080
57,708	Republic Services, Inc.	2,014,586
22,022	Rockwell Automation, Inc.	2,501,259
27,594	Sensata Technologies Holding NV (Netherlands)(a)	1,075,614
5,948	Teledyne Technologies, Inc.(a)	551,558
15,219	Timken Co.	787,735
8,068	Triumph Group, Inc.	596,548
15,431	Wabtec Corp.	1,064,739
		16,495,053

	Technology - 15.6%
93,199	Broadcom Corp., Class A	2,487,481
72,988	CA, Inc.	2,408,604
32,429	Check Point Software Technologies Ltd. (Israel)(a)	2,006,058
46,333	Fidelity National Information Services, Inc.	2,348,156
20,676	Fiserv, Inc.(a)	2,272,086
46,260	Maxim Integrated Products, Inc.	1,317,485
70,444	ON Semiconductor Corp.(a)	499,448
10,904	Solera Holdings, Inc.	727,842
24,582	Synopsys, Inc.(a)	900,439
190,843	Xerox Corp.	2,171,793
		17,139,392

	Utilities - 4.1%
51,944	Edison International	2,400,332
24,487	Great Plains Energy, Inc.	581,321
31,818	OGE Energy Corp.	1,095,176
13,198	Vectren Corp.	457,707
		4,534,536

	Total Common Stocks - 86.0%
	(Cost $86,626,111)	94,241,461

	Master Limited Partnerships - 13.8%
	Consumer, Cyclical - 3.0%
14,932	AmeriGas Partners, LP(b)	645,361
8,988	Cedar Fair, LP	447,602
18,155	Icahn Enterprises, LP	2,198,026
		3,290,989

	Energy - 9.1%
9,427	Alliance Holdings GP, LP	518,391
5,983	Alliance Resource Partners, LP	438,374
38,305	Boardwalk Pipeline Partners, LP	1,008,954
13,806	DCP Midstream Partners, LP	665,173
35,656	El Paso Pipeline Partners, LP	1,482,576
36,372	Magellan Midstream Partners, LP	2,260,156
37,596	ONEOK Partners, LP	2,013,642
9,681	Suburban Propane Partners, LP	444,261
16,154	Sunoco Logistics Partners, LP	1,143,380
		9,974,907

	Financial - 0.9%
22,052	Lazard Ltd., Class A (Bermuda)	920,230

	Utilities - 0.8%
23,610	Brookfield Infrastructure Partners, LP (Bermuda)	903,791

	Total Master Limited Partnerships - 13.8%
	(Cost $12,873,955)	15,089,917

	Exchange Traded Fund - 0.2%
1,090	iShares Russell Midcap Index Fund	159,511
	(Cost $159,567)

	Total Long-Term Investments - 100.0%
	(Cost $99,659,633)	109,490,889

	Investments of Collateral for Securities Loaned - 0.0%*
8,900	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)	8,900
	(Cost $8,900)

	Total Investments - 100.0%
	(Cost $99,668,533)	109,499,789
	Other Assets in excess of Liabilities - 0.0%*	34,632
	Net Assets - 100.0%	$ 109,534,421

AG - Stock Corporation
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

*	Less than 0.1%.
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2013.
(c)	At November 30, 2013, the total market value of the Fund's securities on loan was $8,680 and the total market value of the collateral held by the Fund was $8,900.
(d)	Interest rate shown reflects yield as of November 30, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	86.7%
Bermuda	4.6%
Netherlands	2.2%
Canada	2.1%
Israel	1.8%
Ireland	1.1%
Channel Islands	0.9%
Switzerland	0.6%
Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 99,771,481	$ 10,499,573	$ (771,265)	$ 9,728,308

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities are determined in accordance with the Trust's valuation procedures. The Fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$94,241	$-	$-	$94,241
Master Limited Partnership	15,090	-	-	15,090
Exchange Traded Fund	160	-	-	160
Investments of Collateral for Securities Loaned	9	-	-	9
Total	$109,500	$-	$-	$109,500

During the three months ended November 30, 2013, there were no transfers between levels.

CVY Guggenheim Multi-Asset Income ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.3%
	Convertible Preferred Stocks - 2.6%
	Basic Materials - 0.6%
309,914	Cliffs Natural Resources, Inc., 7.00%(a)	$ 6,805,712

	Financial - 2.0%
11,101	Bank of America Corp., Series L, 7.25%(b)	11,933,575
10,313	Wells Fargo & Co., Series L, 7.50%(b)	11,615,016
		23,548,591

	Total Convertible Preferred Stocks - 2.6%
	(Cost $30,321,205)	30,354,303

	Common Stocks - 74.3%
	Basic Materials - 6.0%
1,937,827	Cia Siderurgica Nacional SA, ADR (Brazil)(a)	10,115,457
106,377	Domtar Corp.	9,096,297
236,385	Freeport-McMoRan Copper & Gold, Inc.	8,200,196
1,687,410	IAMGOLD Corp. (Canada)	7,357,107
3,328,241	Nevsun Resources Ltd. (Canada)	10,883,348
480,092	Olin Corp.(a)	11,920,684
280,797	Pan American Silver Corp. (Canada)	3,029,800
424,827	Teck Resources Ltd., Class B (Canada)	10,285,062
		70,887,951

	Communications - 8.8%
331,804	CTC Media, Inc.	4,197,321
445,222	Gannett Co., Inc.	12,047,707
537,385	Giant Interactive Group, Inc., ADR (Cayman Islands)	6,034,834
1,478,210	Inteliquent, Inc.	17,132,454
194,044	KT Corp., ADR (South Korea)	3,040,669
312,251	Orange SA, ADR (France)	4,053,018
122,657	Pearson PLC, ADR (United Kingdom)(a)	2,711,946
184,810	Rogers Communications, Inc., Class B (Canada)	8,285,032
150,700	Shaw Communications, Inc., Class B (Canada)	3,506,789
138,830	SouFun Holdings Ltd., ADR (Cayman Islands)	9,017,009
549,927	Telefonica Brasil SA, ADR (Brazil)(a)	10,701,579
118,264	TELUS Corp. (Canada)	4,185,363
396,067	VimpelCom Ltd., ADR (Bermuda)	4,863,703
369,803	Vodafone Group PLC, ADR (United Kingdom)	13,715,993
		103,493,417

	Consumer, Cyclical - 4.8%
742,648	American Eagle Outfitters, Inc.	12,082,883
77,846	Darden Restaurants, Inc.	4,151,527
158,761	Hasbro, Inc.	8,544,517
178,597	Mattel, Inc.	8,263,683
76,272	McDonald's Corp.	7,426,605
380,973	MDC Holdings, Inc.	11,513,004
107,228	Six Flags Entertainment Corp.	3,989,954
		55,972,173

	Consumer, Non-cyclical - 9.9%
254,519	AbbVie, Inc.	12,331,446
216,135	AstraZeneca PLC, ADR (United Kingdom)	12,360,761
159,466	Dr Pepper Snapple Group, Inc.	7,695,829
141,084	Eli Lilly & Co.	7,085,239
209,620	GlaxoSmithKline PLC, ADR (United Kingdom)	11,093,090
153,546	Merck & Co., Inc.	7,651,197
1,371,688	PDL BioPharma, Inc.(a)	13,401,392
387,641	Pfizer, Inc.	12,299,849
43,006	Philip Morris International, Inc.	3,678,733
115,180	Quad Graphics, Inc.	3,000,439
75,381	Reynolds American, Inc.	3,802,971
1,276,476	Select Medical Holdings Corp.	11,054,282
392,549	Valassis Communications, Inc.(a)	11,525,239
		116,980,467

	Energy - 8.3%
163,792	Baytex Energy Corp. (Canada)(a)	6,613,921
261,637	BP PLC, ADR (United Kingdom)	12,299,555
91,326	Chevron Corp.	11,181,955
109,562	ConocoPhillips	7,976,114
251,860	CVR Energy, Inc.	9,943,433
174,260	Ecopetrol SA, ADR (Colombia)(a)	7,115,036
708,360	Enerplus Corp. (Canada)	13,055,075
1,474,237	Pengrowth Energy Corp. (Canada)(a)	9,155,012
1,049,701	Penn West Petroleum Ltd. (Canada)	8,922,458
194,934	Total SA, ADR (France)(a)	11,758,419
		98,020,978

	Financial - 19.2%
655,588	Aircastle Ltd. (Bermuda)	12,272,607
472,771	American Capital Agency Corp., REIT	9,635,073
301,609	American Capital Mortgage Investment Corp., REIT	5,697,394
940,212	Annaly Capital Management, Inc., REIT	9,552,554
1,743,627	ARMOUR Residential REIT, Inc., REIT	6,817,582
651,743	Banco Bilbao Vizcaya Argentaria SA, ADR (Spain)	7,749,224
680,257	Brookfield Office Properties, Inc. (Canada)	13,060,934
141,662	Canadian Imperial Bank of Commerce (Canada)	12,184,349
1,724,800	Chimera Investment Corp., REIT	5,088,160
227,823	Colony Financial, Inc., REIT	4,606,581
808,479	CYS Investments, Inc., REIT	6,467,832
249,083	Hercules Technology Growth Capital, Inc.(a)	4,251,847
157,179	Home Loan Servicing Solutions Ltd. (Cayman Islands)	3,657,555
223,917	Hospitality Properties Trust, REIT	6,083,825
485,215	Invesco Mortgage Capital, Inc., REIT	7,326,747
1,297,857	Janus Capital Group, Inc.	14,120,684
124,795	Main Street Capital Corp.(a)	4,111,995
849,994	MFA Financial, Inc., REIT	6,196,456
725,512	National Penn Bancshares, Inc.	8,191,031
344,744	Omega Healthcare Investors, Inc., REIT	11,269,681
253,446	People's United Financial, Inc.	3,837,172
248,645	Redwood Trust, Inc., REIT	4,619,824
1,091,204	Spirit Realty Capital, Inc., REIT	10,835,656
435,569	Starwood Property Trust, Inc., REIT(a)	12,139,308
234,395	TCP Capital Corp.	4,055,034
237,270	THL Credit, Inc.	4,026,472
285,112	Trustmark Corp.	7,997,392
221,205	Umpqua Holdings Corp.	4,072,384
313,224	Validus Holdings Ltd. (Bermuda)	12,544,621
187,916	Western Asset Mortgage Capital Corp., REIT(a)	3,049,877
		225,519,851

	Industrial - 6.5%
312,054	General Electric Co.	8,319,360
297,426	Hillenbrand, Inc.	8,357,671
58,737	Lockheed Martin Corp.	8,321,271
123,646	Molex, Inc.	4,777,681
1,492,442	NAM TAI Electronics, Inc. (British Virgin Islands)	10,924,675
191,363	Sonoco Products Co.	7,666,002
207,382	Sturm Ruger & Co., Inc.(a)	15,953,897
82,269	TAL International Group, Inc.(a)	4,495,178
207,441	Textainer Group Holdings Ltd. (Bermuda)(a)	8,054,934
		76,870,669

	Technology - 5.6%
369,052	CA, Inc.	12,178,716
66,189	Computer Programs & Systems, Inc.	4,071,947
326,270	Intel Corp.	7,778,277
132,306	KLA-Tencor Corp.	8,450,384
93,844	Microchip Technology, Inc.(a)	4,062,507
644,303	Pitney Bowes, Inc.	14,928,500
281,966	Seagate Technology PLC (Ireland)	13,827,613
		65,297,944

	Utilities - 5.2%
84,567	American Electric Power Co., Inc.	3,979,723
157,860	Cleco Corp.	7,215,780
53,819	DTE Energy Co.	3,591,880
236,696	Exelon Corp.	6,369,489
89,202	NextEra Energy, Inc.	7,545,597
253,088	Portland General Electric Co.	7,544,553
162,840	Questar Corp.	3,667,157
86,773	Southern Co.	3,525,587
84,742	WGL Holdings, Inc.	3,376,969
177,632	Wisconsin Energy Corp.	7,419,689
261,041	Xcel Energy, Inc.	7,314,369
		61,550,793

	Total Common Stocks - 74.3%
	(Cost $806,642,648)	874,594,243

	Preferred Stocks - 2.5%
	Financial - 2.5%
258,706	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)(b)	6,972,127
206,742	JPMorgan Chase & Co., Series P, 5.45%(a) (b)	4,300,234
287,575	JPMorgan Chase & Co., Series O, 5.50%(b)	5,987,311
574,080	PartnerRe Ltd., Series F, 5.88% (Bermuda)(b)	11,711,232
	(Cost $31,585,011)	28,970,904

	Master Limited Partnerships - 9.7%
	Energy - 8.6%
312,374	Boardwalk Pipeline Partners, LP	8,227,931
115,769	Buckeye Partners, LP, Class B	7,882,711
321,823	Enbridge Energy Partners, LP	9,683,654
173,415	Energy Transfer Partners, LP	9,392,156
101,585	Enterprise Products Partners, LP	6,396,808
101,779	Kinder Morgan Energy Partners, LP	8,342,825
95,276	MarkWest Energy Partners, LP	6,580,713
821,653	Northern Tier Energy, LP	20,869,986
156,855	ONEOK Partners, LP	8,401,154
116,138	Plains All American Pipeline, LP	5,989,237
188,468	Williams Partners, LP(a)	9,685,371
		101,452,546

	Financial - 1.1%
423,149	Apollo Global Management, LLC	12,774,868

	Total Master Limited Partnerships - 9.7%
	(Cost $104,633,732)	114,227,414

	Royalty Trust - 0.8%
	Energy - 0.8%
123,255	BP Prudhoe Bay Royalty Trust(a)	9,372,310
	(Cost $10,047,207)

	Closed End Funds - 9.4%
639,005	AllianceBernstein Global High Income Fund, Inc.	9,565,905
2,260,952	Alpine Total Dynamic Dividend Fund	9,315,122
360,034	BlackRock Corporate High Yield Fund VI, Inc.	4,226,799
265,912	BlackRock Limited Duration Income Trust(a)	4,432,753
176,000	Cohen & Steers Select Preferred and Income Fund, Inc.(a)	4,172,960
407,161	Flaherty & Crumrine Preferred Securities Income Fund, Inc.(a)	7,166,034
221,087	John Hancock Preferred Income Fund	4,074,633
171,689	John Hancock Preferred Income Fund II(a)	3,165,945
246,832	John Hancock Preferred Income Fund III	3,922,161
874,819	Nuveen Credit Strategies Income Fund	8,205,802
416,817	Nuveen Floating Rate Income Opportunity Fund(a)	4,960,122
193,310	PIMCO Income Opportunity Fund(a)	5,462,941
663,775	PIMCO Income Strategy Fund II(a)	6,750,592
389,765	Templeton Emerging Markets Income Fund(a)	5,647,695
804,753	Templeton Global Income Fund(a)	6,574,832
406,262	Wells Fargo Advantage Global Dividend Opportunity Fund(a)	3,038,840
606,415	Wells Fargo Advantage Income Opportunities Fund(a)	5,445,607
361,021	Western Asset Global High Income Fund, Inc.(a)	4,491,101
785,540	Western Asset High Income Fund II, Inc.(a)	7,116,992
201,448	Western Asset High Yield Defined Opportunity Fund, Inc.	3,543,470
	(Cost $114,783,490)	111,280,306

	Total Long-Term Investments - 99.3%
	(Cost $1,098,013,293)	1,168,799,480

	Investments of Collateral for Securities Loaned - 11.8%
139,086,491	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)	139,086,491
	(Cost $139,086,491)

	Total Investments - 111.1%
	(Cost $1,237,099,784)	1,307,885,971
	Liabilities in excess of Other Assets - (11.1%)	(130,681,651)
	Net Assets - 100.0%	$ 1,177,204,320

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Security, or portion thereof, was on loan at November 30, 2013.
(b) Perpetual maturity.
(c)	At November 30, 2013, the total market value of the Fund's securities on loan was $135,394,255 and the total market value of the collateral held by the Fund was $139,086,491.
(d) Interest rate shown reflects yield as of November 30, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2013.

Country Breakdown	% of Long-Term Investments
United States	72.9%
Canada	9.4%
United Kingdom	5.1%
Bermuda	4.2%
Brazil	1.8%
Cayman Islands	1.6%
France	1.3%
Ireland	1.2%
British Virgin Islands	0.9%
Spain	0.7%
Columbia	0.6%
South Korea	0.3%

Subject to change daily.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 1,248,277,483	$ 110,344,762	$ (50,736,274)	$ 59,608,488

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Convertible Preferred Stocks	$30,354	$-	$-	$30,354
Common Stocks	874,594	-	-	874,594
Preferred Stocks	28,971	-	-	28,971
Master Limited Partnerships	114,228	-	-	114,228
Royalty Trusts	9,372	-	-	9,372
Closed End Funds	111,280	-	-	111,280
Investments of Collateral for Securities Loaned	139,087	-	-	139,087
Total	$1,307,886	$-	$-	$1,307,886

During the three months ended November 30, 2013, there were no transfers between levels.

RYJ Guggenheim Raymond James SB-1 Equity ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.1%
	Common Stocks - 97.5%
	Basic Materials - 0.8%
13,802	Praxair, Inc.	$ 1,742,641

	Communications - 11.5%
4,739	Amazon.com, Inc.(a)	1,865,365
123,442	Brightcove, Inc.(a)	1,756,580
36,590	Comcast Corp., Class A	1,824,743
22,934	Crown Castle International Corp.(a)	1,702,391
35,679	Ctrip.com International Ltd., ADR (Cayman Islands)(a)	1,704,743
80,445	CyrusOne, Inc., REIT	1,643,491
47,323	DigitalGlobe, Inc.(a)	1,873,991
10,698	Equinix, Inc.(a)	1,719,169
47,091	HomeAway, Inc.(a)	1,718,821
51,962	KVH Industries, Inc.(a)	734,743
39,070	Palo Alto Networks, Inc.(a)	1,951,546
348,544	RF Micro Devices, Inc.(a)	1,840,312
19,858	SBA Communications Corp., Class A(a)	1,691,306
44,253	WebMD Health Corp.(a) (b)	1,711,264
		23,738,465

	Consumer, Cyclical - 20.0%
17,593	Advance Auto Parts, Inc.	1,777,069
31,334	Arctic Cat, Inc.	1,763,164
3,725	AutoZone, Inc.(a)	1,719,460
22,499	Bed Bath & Beyond, Inc.(a)	1,755,597
52,565	Cinemark Holdings, Inc.	1,734,119
11,568	Copa Holdings SA, Class A (Panama)	1,751,627
38,001	Culp, Inc.	768,760
119,694	Dixie Group, Inc.(a)	1,553,628
29,164	Dollar Tree, Inc.(a)	1,622,977
59,458	Ethan Allen Interiors, Inc.	1,837,252
25,804	Harley-Davidson, Inc.	1,729,384
107,462	Latam Airlines Group SA, ADR (Chile) (b)	1,731,213
64,069	La-Z-Boy, Inc.	1,874,659
49,734	Lennar Corp., Class A	1,778,488
12,330	Mohawk Industries, Inc.(a)	1,726,447
57,953	Newell Rubbermaid, Inc.	1,758,874
79,625	Pier 1 Imports, Inc.	1,774,841
13,144	Polaris Industries, Inc.	1,754,330
88,528	Regal Entertainment Group, Class A	1,724,525
39,258	Ryanair Holdings PLC, ADR (Ireland) (a)	1,885,365
36,521	Tempur Sealy International, Inc.(a)	1,863,301
51,709	Toll Brothers, Inc.(a)	1,763,277
24,097	Tractor Supply Co.	1,764,141
93,539	WCI Communities, Inc.(a)	1,819,334
		41,231,832

	Consumer, Non-cyclical - 10.1%
52,661	Alere, Inc.(a)	1,723,068
81,825	Capital Senior Living Corp.(a)	1,827,152
44,321	CareFusion Corp.(a)	1,766,192
93,033	Carriage Services, Inc.	1,746,229
25,890	Covidien PLC (Ireland)	1,767,251
35,096	Fresh Market, Inc.(a)	1,428,758
50,155	HealthSouth Corp.	1,795,048
106,266	Merit Medical Systems, Inc.(a)	1,739,575
42,013	PAREXEL International Corp.(a)	1,731,776
40,073	Quintiles Transnational Holdings, Inc.(a)	1,730,753
97,190	Service Corp. International	1,756,223
23,873	UnitedHealth Group, Inc.	1,778,061
		20,790,086

	Energy - 3.4%
32,624	Antero Resources Corp.(a)	1,791,058
31,373	Cameron International Corp.(a)	1,737,750
18,149	Exxon Mobil Corp.	1,696,568
40,805	Valero Energy Corp.	1,865,605
		7,090,981

	Financial - 23.2%
32,017	Allstate Corp.	1,737,563
93,235	American Residential Properties, Inc., REIT(a)	1,637,207
21,934	American Tower Corp., REIT	1,705,807
33,845	Citigroup, Inc.	1,791,077
111,652	Everbank Financial Corp.	1,905,900
28,141	First Financial Holdings, Inc.	1,853,648
79,621	Health Insurance Innovations, Inc., Class A(a)	953,859
75,332	Hilltop Holdings, Inc.(a)	1,786,122
194,821	Huntington Bancshares, Inc.	1,788,457
30,630	JPMorgan Chase & Co.	1,752,649
125,387	Lakeland Bancorp, Inc.	1,581,130
47,533	Lakeland Financial Corp.	1,822,890
36,755	Meta Financial Group, Inc.	1,426,094
44,655	NASDAQ OMX Group, Inc.	1,754,495
105,939	New York Community Bancorp, Inc.	1,750,112
39,150	Post Properties, Inc., REIT	1,677,969
65,335	PrivateBancorp, Inc.	1,811,739
19,331	Prudential Financial, Inc.	1,715,819
178,805	Regions Financial Corp.	1,739,773
73,208	Silvercrest Asset Management Group, Inc., Class A	1,164,007
32,451	Texas Capital Bancshares, Inc.(a)	1,822,773
102,402	United Community Banks, Inc.(a)	1,879,077
44,355	US Bancorp	1,739,603
42,862	VantageSouth Bancshares, Inc.(a)	227,169
8,673	Visa, Inc., Class A	1,764,608
60,123	Webster Financial Corp.	1,772,426
39,392	Wells Fargo & Co.	1,734,036
58,907	Weyerhaeuser Co., REIT	1,774,868
39,178	Wintrust Financial Corp.	1,777,114
		47,847,991

	Industrial - 10.3%
137,465	Applied Optoelectronics, Inc.(a)	1,813,163
54,137	Arkansas Best Corp.	1,761,618
59,089	FLIR Systems, Inc.	1,753,171
17,961	Genesee & Wyoming, Inc., Class A(a)	1,727,848
88,848	Jabil Circuit, Inc.	1,800,949
14,180	Kansas City Southern	1,716,064
98,471	Knight Transportation, Inc.	1,759,677
94,778	Marten Transport	1,841,537
176,419	PGT, Inc.(a)	1,764,190
67,253	Roadrunner Transportation Systems, Inc.(a)	1,841,387
25,344	Ryder System, Inc.	1,770,025
78,176	Swift Transportation Co.(a) (b)	1,809,774
		21,359,403

	Technology - 17.4%
54,811	Altera Corp.	1,767,655
35,011	Analog Devices, Inc.	1,688,230
3,337	Apple, Inc.	1,855,606
163,183	Applied Micro Circuits Corp.(a)	2,047,947
42,064	Benefitfocus, Inc.(a)	2,032,112
51,019	Bottomline Technologies de, Inc.(a)	1,763,727
71,987	EMC Corp.	1,716,890
141,575	Fairchild Semiconductor International, Inc.(a)	1,802,250
74,098	International Rectifier Corp.(a)	1,773,906
23,493	Intuit, Inc.	1,743,885
216,140	LSI Corp.	1,744,250
91,400	Micron Technology, Inc.(a)	1,928,540
74,450	Microsemi Corp.(a)	1,818,813
112,899	NVIDIA Corp.	1,761,224
24,192	QUALCOMM, Inc.	1,780,047
32,052	Salesforce.com, Inc.(a)	1,669,589
58,347	Semtech Corp.(a)	1,734,073
33,594	ServiceNow, Inc.(a)	1,784,177
66,939	Skyworks Solutions, Inc.(a)	1,779,908
112,750	Tangoe, Inc.(a)	1,774,685
		35,967,514

	Utilities - 0.8%
99,096	EnerNOC, Inc.(a)	1,699,496

	Total Common Stocks - 97.5%
	(Cost $176,376,944)	201,468,409

	Master Limited Partnerships - 2.6%
	Energy - 2.6%
24,470	Alliance Resource Partners, LP	1,792,917
27,995	Enterprise Products Partners, LP	1,762,845
88,254	Memorial Production Partners, LP	1,760,667
	(Cost $4,631,396)	5,316,429

	Right - 0.0%*
12,626	Latam Airlines Group SA, ADR, 01/12/2014 (Chile) (b)	11,237
	(Cost $0)

	Total Long-Term Investments - 100.1%
	(Cost $181,008,340)	206,796,075

	Investments of Collateral for Securities Loaned - 2.3%
4,840,591	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)	4,840,591
	(Cost $4,840,591)

	Total Investments - 102.4%
	(Cost $185,848,931)	211,636,666
	Liabilities in excess of Other Assets - (2.4%)	(4,985,031)
	Net Assets - 100.0%	$ 206,651,635

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

* Less than 0.1%.
(a) Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2013.
(c)	At November 30, 2013, the total market value of the Fund's securities on loan was $4,719,356 and the total market value of the collateral held by the Fund was $4,840,591.
(d)	Interest rate shown reflects yield as of November 30, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	95.7%
Ireland	1.8%
Panama	0.9%
Chile	0.8%
Cayman Islands	0.8%

Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 187,579,497	$ 27,044,542	$ (2,987,373)	$ 24,057,169

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$201,468	$-	$-	$201,468
Master Limited Partnership	5,317	-	-	5,317
Rights	-	11	-	11
Investments of Collateral for Securities Loaned	4,841	-	-	4,841
Total	$211,626	$11	$-	$211,637

During the three months ended November 30, 2013, there were no transfers between levels.

CSD Guggenheim Spin-Off ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 96.7%
	Basic Materials - 1.6%
5,253,737	NovaCopper, Inc. (Canada)(a) (b)	$ 10,770,161

	Communications - 24.9%
375,146	AMC Networks, Inc., Class A(a)	24,080,622
1,547,344	Lumos Networks Corp.	35,681,753
4,335,696	Phoenix New Media Ltd., ADR (Cayman Islands)(a) (b)	42,749,962
1,099,631	Starz, Class A(a)	31,097,565
380,213	TripAdvisor, Inc.(a)	33,580,412
		167,190,314

	Consumer, Cyclical - 9.9%
761,963	Fiesta Restaurant Group, Inc.(a)	37,313,328
558,026	Marriott Vacations Worldwide Corp.(a)	29,151,278
		66,464,606

	Consumer, Non-cyclical - 11.4%
608,224	ADT Corp.	24,669,565
448,467	Kraft Foods Group, Inc.	23,822,567
546,977	Post Holdings, Inc.(a)	27,704,385
		76,196,517

	Energy - 16.7%
304,029	Marathon Petroleum Corp.	25,155,359
379,621	Phillips 66	26,425,418
1,597,365	SunCoke Energy, Inc.(a)	36,212,265
1,291,477	WPX Energy, Inc.(a)	24,008,557
		111,801,599

	Financial - 4.4%
1,219,484	Rouse Properties, Inc., REIT(b)	29,743,215

	Industrial - 22.6%
2,004,942	Exelis, Inc.	35,427,325
628,697	Fortune Brands Home & Security, Inc.	27,411,190
433,348	Huntington Ingalls Industries, Inc.	35,634,206
1,324,068	Vishay Precision Group, Inc.(a)	22,509,156
892,320	Xylem, Inc.	30,838,579
		151,820,456

	Utilities - 5.2%
2,077,058	Genie Energy Ltd., Class B(a)	34,894,574

	Total Common Stocks - 96.7%
	(Cost $541,907,131)	648,881,442

	Master Limited Partnership - 3.3%
	Energy - 3.3%
1,079,101	Atlas Resources Partners, LP(b)	22,315,809
	(Cost $22,136,146)

	Total Long-Term Investments - 100.0%
	(Cost $564,043,277)	671,197,251

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 3.5%
23,892,217	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)	23,892,217
	(Cost $23,892,217)

	Total Investments - 103.5%
	(Cost $587,935,494)	695,089,468
	Liabilities in excess of Other Assets - (3.5%)	(23,725,926)
	Net Assets - 100.0%	$ 671,363,542

ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust

(a) Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2013.
(c)	At November 30, 2013, the total market value of the Fund's securities on loan was $23,281,592 and the total market value of the collateral held by the Fund was $23,892,217.
(d)	Interest rate shown reflects yield as of November 30, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	92.0%
Cayman Islands	6.4%
Canada	1.6%
Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 588,337,639	$ 108,329,025	$ (1,577,196)	$ 106,751,829

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$648,881	$–	$–	$648,881
Master Limited Partnership	22,316	-	-	22,316
Investments of Collateral for Securities Loaned	23,892	-	-	23,892
Total	$695,089	$–	$–	$695,089

During the three months ended November 30, 2013, there were no transfers between levels.

WMCR Wilshire Micro-Cap ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.6%
	Basic Materials - 2.3%
1,861	American Pacific Corp.(a)	$ 76,952
6,463	Charles & Colvard Ltd.(a)	34,189
4,490	Codexis, Inc.(a)	6,735
2,713	Friedman Industries, Inc.	23,115
18,865	General Steel Holdings, Inc.(a)	20,186
13,847	Golden Minerals Co.(a)	7,297
3,348	KMG Chemicals, Inc.	60,867
8,232	Landec Corp.(a)	96,644
94,661	Liquidmetal Technologies, Inc.(a)	17,105
2,920	Material Sciences Corp.(a)	29,171
35,054	Midway Gold Corp. (Canada) (a)	31,549
15,298	Mines Management, Inc.(a) (b)	8,261
1,145	Northern Technologies International Corp.(a)	20,587
2,215	Oil-Dri Corp. of America	89,087
2,630	Orchids Paper Products Co.	86,106
3,587	Penford Corp.(a)	44,084
14,963	Rare Element Resources Ltd. (Canada) (a) (b)	22,744
563	Shiloh Industries, Inc.	13,050
25,193	Silver Bull Resources, Inc.(a)	8,314
5,799	Solitario Exploration & Royalty Corp.(a)	4,944
6,938	Timberline Resources Corp.(a)	1,111
15,134	U.S. Antimony Corp.(a)	31,781
2,571	Universal Stainless & Alloy Products, Inc.(a)	93,456
28,580	Uranerz Energy Corp.(a)	31,438
28,620	Uranium Energy Corp.(a) (b)	55,523
8,343	Uranium Resources, Inc.(a) (b)	27,615
1,633	USEC, Inc.(a) (b)	15,465
14,162	Verso Paper Corp.(a)	8,780
32,429	Vista Gold Corp. (Canada) (a)	12,323
4,060	Xerium Technologies, Inc.(a)	53,551
		1,032,030

	Communications - 9.0%
6,064	AH Belo Corp., Class A	46,935
15,323	Alaska Communications Systems Group, Inc.(a)	33,864
4,846	Alliance Fiber Optic Products, Inc.	71,478
3,569	Alteva, Inc.	30,622
3,835	Autobytel, Inc.(a)	47,554
4,264	Aware, Inc.(b)	25,243
988	BroadVision, Inc.(a)	9,929
10,453	CalAmp Corp.(a)	260,698
1,059	ChannelAdvisor Corp.(a)	36,355
5,117	Chyronhego Corp.(a)	11,513
9,873	Cinedigm Corp.(a)	22,708
5,433	Clearfield, Inc.(a)	96,653
3,501	ClearOne, Inc.(a)	32,279
1,961	Communications Systems, Inc.	22,669
516	Covisint Corp.(a)	6,548
4,711	Crexendo, Inc.(a) (b)	14,722
1,452	Cyan, Inc.(a) (b)	6,432
5,585	DEX Media, Inc.(a) (b)	40,547
5,808	Dolan Media Co.(a)	4,066
3,068	eGain Communications Corp.(a)	35,313
12,171	Emmis Communications Corp., Class A(a)	32,253
18,500	Entravision Communications Corp., Class A	122,285
1,674	Envivio, Inc.(a)	4,922
1,856	ePlus, Inc.	100,261
8,980	FAB Universal Corp.(a) (b) (c) (d)	27,569
9,419	Fairpoint Communications, Inc.(a)	87,597
8,045	Global Eagle Entertainment, Inc.(a)	123,491
803	Gogo, Inc.(a) (b)	21,416
15,253	Gray Television, Inc.(a)	186,849
22,256	Harris Interactive, Inc.(a)	44,735
3,843	Hawaiian Telcom Holdco, Inc.(a)	116,558
701	Hemisphere Media Group, Inc.(a) (b)	7,816
5,756	HickoryTech Corp.	78,800
7,904	Hollywood Media Corp.(a)	11,698
4,949	ID Systems, Inc.(a)	30,783
2,594	Internet Patents Corp.(a)	7,938
6,220	Inuvo, Inc.(a)	8,708
25,595	Ipass, Inc.(a)	44,279
4,180	KVH Industries, Inc.(a)	59,105
2,304	Lantronix, Inc.(a)	4,101
24,145	Lee Enterprises, Inc.(a) (b)	85,956
3,564	Lightpath Technologies, Inc., Class A(a)	5,239
10,761	Local Corp.(a)	17,218
1,639	Marin Software, Inc.(a) (b)	14,390
1,417	Marketo, Inc.(a)	41,235
6,866	Media General, Inc., Class A(a) (b)	124,275
13,758	MeetMe, Inc.(a) (b)	25,315
6,204	Meru Networks, Inc.(a) (b)	22,024
6,050	NeoPhotonics Corp.(a)	35,816
12,349	Novatel Wireless, Inc.(a)	26,674
4,697	Numerex Corp., Class A(a)	63,363
22,544	Oclaro, Inc.(a)	50,949
7,380	Onstream Media Corp.(a)	1,439
4,486	Onvia, Inc.(a) (b)	21,308
4,486	Optical Cable Corp.	17,406
14,655	ORBCOMM, Inc.(a)	91,154
33,068	Parkervision, Inc.(a) (b)	138,224
6,668	PC-Tel, Inc.	66,147
3,806	Performance Technologies, Inc.(a)	11,037
71,531	Powerwave Technologies, Inc.(a)	372
2,920	PTGi Holding, Inc.	7,913
7,447	Radio One, Inc., Class D(a)	25,767
1,919	Reis, Inc.(a)	34,293
5,235	Relm Wireless Corp.(a)	17,642
5,809	RF Industries Ltd.	80,077
1,618	RingCentral, Inc., Class A(a)	25,678
1,654	Saga Communications, Inc., Class A	85,346
4,743	Salem Communications Corp., Class A	42,640
4,577	Spanish Broadcasting System, Inc., Class A(a)	17,713
4,402	Spark Networks, Inc.(a)	24,651
2,716	Straight Path Communications, Inc.(a)	21,456
18,609	support.com, Inc.(a)	74,436
28,916	Sycamore Networks, Inc.(a)	13,446
2,051	Synacor, Inc.(a)	5,743
2,148	Tessco Technologies, Inc.	84,653
991	Textura Corp.(a) (b)	33,555
14,458	TheStreet, Inc.(a)	31,808
2,234	TigerLogic Corp.(a)	4,423
23,165	Towerstream Corp.(a)	54,206
1,230	Tremor Video, Inc.(a)	5,719
1,275	Trulia, Inc.(a) (b)	43,783
8,052	UniTek Global Services, Inc.(a)	12,883
7,984	US Auto Parts Network, Inc.(a)	21,237
21,830	ValueVision Media, Inc., Class A(a)	125,741
7,075	Vitacost.com, Inc.(a)	40,611
1,791	Voltari Corp.(a) (b)	7,451
18,470	Westell Technologies, Inc., Class A(a)	77,020
714	WPCS International, Inc.(a) (b)	1,856
597	YuMe, Inc.(a) (b)	5,218
7,262	Zhone Technologies, Inc.(a)	38,924
28,228	Zix Corp.(a)	130,696
		4,033,418

	Consumer, Cyclical - 11.2%
1,520	Ambassadors Group, Inc.(a)	7,007
20,586	American Apparel, Inc.(a)	24,497
873	Ark Restaurants Corp.	18,769
2,920	Bassett Furniture Industries, Inc.	46,048
8,536	Beazer Homes USA, Inc.(a) (b)	177,634
9,731	Black Diamond, Inc.(a) (b)	129,909
26,595	BlueLinx Holdings, Inc.(a)	47,339
1,075	Body Central Corp.(a)	4,214
7,080	Bon-Ton Stores, Inc.(b)	125,882
3,161	Books-A-Million, Inc.(a)	8,155
6,228	Build-A-Bear Workshop, Inc.(a)	57,734
4,184	Cache, Inc.(a)	21,924
7,418	Carmike Cinemas, Inc.(a)	177,587
5,808	Carrols Restaurant Group, Inc.(a)	38,914
18,020	Castle Brands, Inc.(a)	14,596
6,854	Century Casinos, Inc.(a)	36,532
3,111	Cherokee, Inc.	44,550
4,491	Cobra Electronics Corp.(a)	13,473
8,701	Coldwater Creek, Inc.(a) (b)	7,831
1,982	Comstock Holding Companies, Inc.(a) (b)	3,786
8,081	Cosi, Inc.(a) (b)	13,334
3,841	Crown Crafts, Inc.	30,728
1,247	CST Brands, Inc.	41,014
3,280	Culp, Inc.	66,354
1,806	Del Frisco's Restaurant Group, Inc.(a)	38,233
19,661	Delia*s, Inc.(a)	23,593
2,216	Delta Apparel, Inc.(a)	37,007
16,611	Destination XL Group, Inc.(a)	116,775
1,110	Diversified Restaurant Holdings, Inc.(a)	6,283
3,006	Dixie Group, Inc.(a)	39,018
6,604	Douglas Dynamics, Inc.	105,268
5,610	Dover Downs Gaming & Entertainment, Inc.(a)	8,247
4,745	Dover Motorsports, Inc.	12,052
3,400	Educational Development Corp.	10,336
2,627	Empire Resorts, Inc.(a) (b)	13,030
2,067	Escalade, Inc.	21,993
2,650	EveryWare Global, Inc.(a)	21,624
3,532	Famous Dave's of America, Inc.(a)	70,887
1,873	Flexsteel Industries, Inc.	51,807
6,735	Forward Industries, Inc.(a)	11,449
1,267	Frisch's Restaurants, Inc.	30,174
8,855	Full House Resorts, Inc.(a)	24,971
3,805	Furniture Brands International, Inc.(a)	419
2,937	Gaiam, Inc., Class A(a)	18,532
1,362	Gaming Partners International Corp.	11,019
3,006	Gordmans Stores, Inc.	31,413
4,844	Granite City Food & Brewery Ltd.(a)	4,989
3,569	Hooker Furniture Corp.	60,959
2,340	Ignite Restaurant Group, Inc.(a)	28,899
6,075	Jamba, Inc.(a)	71,685
29,616	Joe's Jeans, Inc.(a)	35,539
2,691	Johnson Outdoors, Inc., Class A	77,070
2,811	Kona Grill, Inc.(a)	44,498
3,280	Lakeland Industries, Inc.(a)	17,089
6,920	Lakes Entertainment, Inc.(a)	27,334
8,069	Libbey, Inc.(a)	185,587
3,651	Lifetime Brands, Inc.	53,378
7,660	Luby's, Inc.(a)	68,787
7,063	MarineMax, Inc.(a)	111,030
3,016	Miller Industries, Inc.	57,364
2,909	Monarch Casino & Resort, Inc.(a)	51,635
4,388	Motorcar Parts of America, Inc.(a)	77,185
7,476	MTR Gaming Group, Inc.(a)	41,567
1,075	Nathan's Famous, Inc.(a)	56,695
11,578	Nautilus, Inc.(a)	87,645
7,895	PC Connection, Inc.	171,558
4,577	PCM, Inc.(a)	43,482
5,358	Pizza Inn Holdings, Inc.(a) (b)	47,097
6,183	Reading International, Inc., Class A(a)	45,074
4,972	Red Lion Hotels Corp.(a)	27,346
4,167	Rentrak Corp.(a)	166,263
4,439	RG Barry Corp.	85,229
3,753	Rick's Cabaret International, Inc.(a)	38,919
2,665	Rocky Brands, Inc.	40,961
10,990	Ruth's Hospitality Group, Inc.	158,036
2,369	Skyline Corp.(a)	11,655
6,615	SMF Energy Corp.(a)	1,125
11,280	Spartan Motors, Inc.	77,945
16,944	Speed Commerce, Inc.(a)	66,759
5,833	Stanley Furniture Co., Inc.(a)	22,165
616	Strattec Security Corp.	27,640
6,208	Supreme Industries, Inc., Class A(a)	36,379
2,048	Tandy Leather Factory, Inc.(a)	17,408
8,411	Town Sports International Holdings, Inc.	115,651
1,196	Trans World Entertainment Corp.	5,203
12,545	Tuesday Morning Corp.(a)	173,748
2,152	UCP, Inc.(a)	32,237
7,148	Unifi, Inc.(a)	198,286
5,237	Virco Manufacturing Corp.(a)	10,788
1,824	WCI Communities, Inc.(a)	35,477
5,382	West Marine, Inc.(a)	72,872
767	Winmark Corp.	65,694
13,462	Zale Corp.(a)	198,565
		5,014,438

	Consumer, Non-cyclical - 24.6%
1,812	Aastrom Biosciences, Inc.(a) (b)	7,882
3,963	Accelerate Diagnostics, Inc.(a) (b)	53,659
1,325	Acceleron Pharma, Inc.(a) (b)	28,845
8,899	AcelRx Pharmaceuticals, Inc.(a) (b)	87,032
1,369	Acme United Corp.	20,165
5,519	Acura Pharmaceuticals, Inc.(a) (b)	9,493
4,315	Adcare Health Systems, Inc.(a)	16,656
3,638	Addus HomeCare Corp.(a)	105,502
10,521	Affymax, Inc.(a)	8,943
9,748	Agenus, Inc.(a)	25,735
6,129	Alexza Pharmaceuticals, Inc.(a)	30,277
3,840	Alimera Sciences, Inc.(a) (b)	9,677
3,860	Alliance HealthCare Services, Inc.(a)	111,477
633	Altair Nanotechnologies, Inc.(a) (b)	2,754
3,494	Ambit Biosciences Corp.(a)	43,850
2,552	American Caresource Holdings, Inc.(a)	4,007
2,892	American Shared Hospital Services(a)	7,693
12,110	Amicus Therapeutics, Inc.(a) (b)	29,669
14,316	Ampio Pharmaceuticals, Inc.(a) (b)	113,526
10,351	Anacor Pharmaceuticals, Inc.(a) (b)	144,914
3,996	Ani Pharmaceuticals, Inc.(a)	56,823
4,594	Anika Therapeutics, Inc.(a)	157,804
6,052	Anthera Pharmaceuticals, Inc.(a) (b)	19,003
13,206	Apricus Biosciences, Inc.(a)	26,016
2,084	Aratana Therapeutics, Inc.(a) (b)	41,263
4,988	Arca Biopharma, Inc.(a)	6,933
11,325	Arrowhead Research Corp.(a) (b)	93,205
7,550	AtriCure, Inc.(a)	118,233
4,195	Avalon Holdings Corp., Class A(a)	22,066
2,289	Barrett Business Services, Inc.	193,466
8,079	Baxano Surgical, Inc.(a)	8,241
5,519	BG Medicine, Inc.(a)	3,312
744	BIND Therapeutics, Inc.(a)	6,845
17,610	BioCryst Pharmaceuticals, Inc.(a)	113,584
6,183	Biodel, Inc.(a) (b)	13,912
11,158	BioDelivery Sciences International, Inc.(a) (b)	53,558
13,584	Biolase, Inc.(a) (b)	24,180
2,092	Biospecifics Technologies Corp.(a)	46,421
8,797	Biota Pharmaceuticals, Inc.(a)	37,299
9,274	BioTelemetry, Inc.(a)	97,284
5,516	Bovie Medical Corp.(a)	11,804
789	Bridgford Foods Corp.(a)	7,712
9,890	BSD Medical Corp.(a)	13,055
6,160	Cadiz, Inc.(a) (b)	36,406
428	Cancer Genetics, Inc.(a)	6,304
14,363	Cardica, Inc.(a)	14,938
8,342	Cardiovascular Systems, Inc.(a)	276,954
3,137	Cardium Therapeutics, Inc.(a)	2,384
5,917	Carriage Services, Inc.	111,062
15,082	Catalyst Pharmaceutical Partners, Inc.(a) (b)	25,941
2,199	CCA Industries, Inc.	6,927
48,610	Cell Therapeutics, Inc.(a)	94,303
1,332	Cellular Dynamics International, Inc.(a) (b)	20,659
12,534	Cel-Sci Corp.(a)	10,151
4,798	Celsion Corp.(a) (b)	18,567
22,119	Cerus Corp.(a)	147,976
14,111	Chelsea Therapeutics International Ltd.(a)	54,610
2,613	Chimerix, Inc.(a)	41,860
5,699	Chindex International, Inc.(a)	97,396
20,020	Cleveland Biolabs, Inc.(a) (b)	26,627
1,583	Coffee Holding Co., Inc.(b)	7,868
2,830	Collectors Universe, Inc.	46,950
3,809	Columbia Laboratories, Inc.(a) (b)	24,492
2,521	CombiMatrix Corp.(a) (b)	6,580
4,264	Command Security Corp.(a)	9,594
1,725	Conatus Pharmaceuticals, Inc.(a) (b)	11,005
10,009	Coronado Biosciences, Inc.(a)	16,415
3,314	Costa, Inc.(a)	72,577
3,129	Craft Brew Alliance, Inc.(a)	55,540
6,934	Crimson Wine Group Ltd.(a)	59,632
8,318	Cryo-Cell International, Inc.(a)	15,388
5,467	Cumberland Pharmaceuticals, Inc.(a) (b)	27,226
5,380	Cutera, Inc.(a)	50,841
1,498	Cyanotech Corp.(a)	7,333
6,781	Cyclacel Pharmaceuticals, Inc.(a) (b)	32,752
7,396	Cynosure, Inc., Class A(a)	191,482
8,778	Cytokinetics, Inc.(a)	56,969
16,930	Cytomedix, Inc.(a)	9,311
22,666	Cytori Therapeutics, Inc.(a) (b)	61,652
12,441	CytRx Corp.(a) (b)	30,729
15,358	DARA Biosciences, Inc.(a)	7,295
1,059	Daxor Corp.	7,625
29,053	Delcath Systems, Inc.(a) (b)	9,149
5,448	Derma Sciences, Inc.(a) (b)	63,197
13,513	Digirad Corp.	51,349
20,771	Discovery Laboratories, Inc.(a)	49,850
1,583	Diversicare Healthcare Services, Inc.	8,121
11,103	Document Security Systems, Inc.(a)	23,649
3,518	Durata Therapeutics, Inc.(a) (b)	43,342
37,491	Durect Corp.(a)	65,609
4,677	Edgewater Technology, Inc.(a)	33,721
123,168	Elite Pharmaceuticals, Inc.(a)	14,916
1,418	Enanta Pharmaceuticals, Inc.(a)	38,329
13,849	EnteroMedics, Inc.(a)	18,419
10,010	EntreMed, Inc.(a)	16,216
15,099	Enzo Biochem, Inc.(a)	37,144
13,425	Enzon Pharmaceuticals, Inc.	22,285
1,588	Epizyme, Inc.(a) (b)	33,253
1,742	Esperion Therapeutics, Inc.(a)	20,782
3,757	Exactech, Inc.(a)	93,474
723	Fate Therapeutics, Inc.(a) (b)	4,049
10,208	Female Health Co.	93,505
4,817	Fibrocell Science, Inc.(a)	19,750
688	Five Prime Therapeutics, Inc.(a)	6,949
18,669	Five Star Quality Care, Inc.(a)	92,038
1,731	Fonar Corp.(a)	33,408
1,807	Foundation Medicine, Inc.(a) (b)	45,247
5,303	Franklin Covey Co.(a)	107,916
3,091	Furiex Pharmaceuticals, Inc.(a)	139,095
4,154	G Willi-Food International Ltd. (Israel) (a)	34,063
8,132	Galectin Therapeutics, Inc.(a) (b)	66,682
37,287	Galena Biopharma, Inc.(a) (b)	149,894
11,495	GenMark Diagnostics, Inc.(a)	136,790
8,728	GenVec, Inc.(a)	14,401
1,891	Golden Enterprises, Inc.	7,394
1,841	Graymark Healthcare, Inc.(a)	736
1,810	Griffin Land & Nurseries, Inc.	59,730
7,225	GTX, Inc.(a) (b)	12,210
9,228	Hackett Group, Inc.	57,675
21,694	Hansen Medical, Inc.(a) (b)	40,785
2,645	Harvard Apparatus Regenerative Technology, Inc.(a)	13,410
10,583	Harvard Bioscience, Inc.(a)	48,258
820	Heat Biologics, Inc.(a) (b)	6,675
68,441	Hemispherx Biopharma, Inc.(a)	14,167
2,477	Heska Corp.(a)	19,147
16,022	Hooper Holmes, Inc.(a)	8,652
10,855	Hudson Global, Inc.(a)	37,124
3,279	Hyperion Therapeutics, Inc.(a) (b)	83,746
17,743	Idera Pharmaceuticals, Inc.(a)	39,922
6,615	IGI Laboratories, Inc.(a)	21,763
19,352	ImmunoCellular Therapeutics Ltd.(a) (b)	64,055
7,493	Information Services Group, Inc.(a)	30,721
3,173	InfuSystems Holdings, Inc.(a)	6,060
10,211	Innovaro, Inc.(a)	531
65,801	Inovio Pharmaceuticals, Inc.(a)	138,182
940	Insys Therapeutics, Inc.(a)	41,454
6,994	Intersections, Inc.	54,134
4,800	Inventure Foods, Inc.(a)	61,392
1,247	Iridex Corp.(a)	12,570
28,572	IsoRay, Inc.(a)	14,692
2,187	John B Sanfilippo & Son, Inc.	55,747
14,347	Jones Soda Co.(a)	7,604
4,079	Kalobios Pharmaceuticals, Inc.(a)	17,295
8,119	Kid Brands, Inc.(a)	8,606
7,084	Kips Bay Medical, Inc.(a)	5,334
9,513	LCA-Vision, Inc.(a)	35,959
738	Learning Tree International, Inc.(a)	2,074
991	LeMaitre Vascular, Inc.	8,166
37,086	Lifevantage Corp.(a)	71,205
3,980	Limoneira Co.	104,873
1,657	LipoScience, Inc.(a) (b)	7,341
2,581	Lpath, Inc., Class A(a)	11,434
1,823	Mac-Gray Corp.	38,830
3,874	Management Network Group, Inc.(a)	11,273
512	Mannatech, Inc.(a)	11,008
1,310	Marrone Bio Innovations, Inc.(a) (b)	19,532
37,890	Mast Therapeutics, Inc.(a)	16,937
5,022	Medical Action Industries, Inc.(a)	43,189
5,724	MediciNova, Inc.(a) (b)	13,108
2,989	MEI Pharma, Inc.(a) (b)	23,673
22,436	MELA Sciences, Inc.(a)	15,256
2,799	MGC Diagnostics Corp.	35,603
3,727	MGP Ingredients, Inc.	18,672
4,383	Misonix, Inc.(a)	25,202
7,856	Myrexis, Inc.	1,257
20,497	Nanosphere, Inc.(a)	47,143
2,357	Nanostring Technologies, Inc.(a) (b)	27,836
2,135	National Research Corp., Class A(a)	39,092
735	National Research Corp., Class B(a) (b)	25,130
3,620	Natural Alternatives International, Inc.(a)	20,417
4,798	Nature's Sunshine Products, Inc.	92,074
11,563	NeoGenomics, Inc.(a)	40,471
8,209	NeoStem, Inc.(a) (b)	52,538
27,090	Neuralstem, Inc.(a) (b)	73,414
4,349	NeurogesX, Inc.(a)	22
3,843	NewLink Genetics Corp.(a)	86,468
4,270	Newtek Business Services, Inc.(a)	11,187
10,760	Northwest Biotherapeutics, Inc.(a) (b)	51,002
15,084	Novabay Pharmaceuticals, Inc.(a) (b)	20,665
6,030	NuPathe, Inc.(a) (b)	12,241
2,696	Nutraceutical International Corp.	69,018
2,289	Ocera Therapeutics, Inc.(a) (b)	24,721
2,630	Oculus Innovative Sciences, Inc.(a) (b)	6,286
29,660	Odyssey Marine Exploration, Inc.(a) (b)	60,803
6,189	Omega Protein Corp.(a)	83,861
4,355	Omeros Corp.(a) (b)	34,361
5,203	OncoGenex Pharmaceutical, Inc.(a)	44,694
1,680	OncoMed Pharmaceuticals, Inc.(a) (b)	22,613
1,827	Onconova Therapeutics, Inc.(a)	26,802
8,677	Opexa Therapeutics, Inc.(a)	17,788
2,272	Oragenics, Inc.(a) (b)	6,793
2,513	OvaScience, Inc.(a)	24,049
5,250	Palatin Technologies, Inc.(a)	3,752
4,182	PDI, Inc.(a)	21,412
2,622	Perceptron, Inc.	26,272
53,787	Peregrine Pharmaceuticals, Inc.(a) (b)	73,688
5,828	Pernix Therapeutics Holdings(a) (b)	16,144
6,582	Pfsweb, Inc.(a)	57,527
23,379	PharmAthene, Inc.(a)	43,953
7,421	Photomedex, Inc.(a) (b)	90,388
20,330	Premier Exhibitions, Inc.(a)	23,989
11,315	PRGX Global, Inc.(a)	74,453
9,201	Primo Water Corp.(a)	28,247
5,949	ProPhase Labs, Inc.(a)	11,779
4,510	Providence Service Corp.(a)	123,664
2,795	Psychemedics Corp.	38,431
2,972	PTC Therapeutics, Inc.(a) (b)	46,571
19,582	PURE Bioscience, Inc.(a)	24,478
1,995	QC Holdings, Inc.	3,671
11,970	RadNet, Inc.(a)	23,940
3,651	RCM Technologies, Inc.	23,585
1,878	Receptos, Inc.(a) (b)	43,457
4,315	Reed's, Inc.(a) (b)	28,479
3,826	Regado Biosciences, Inc.(a) (b)	18,365
4,828	Regulus Therapeutics, Inc.(a)	30,368
6,803	Reliv International, Inc.	21,361
11,936	Repligen Corp.(a)	160,778
8,524	Repros Therapeutics, Inc.(a) (b)	146,187
9,873	Response Genetics, Inc.(a)	11,848
1,738	Retractable Technologies, Inc.(a)	4,640
41,755	Rexahn Pharmaceuticals, Inc.(a)	16,493
13,460	Rockwell Medical Technologies, Inc.(a) (b)	196,920
2,623	Rocky Mountain Chocolate Factory, Inc.	35,148
30,096	Savient Pharmaceuticals, Inc.(a)	858
1,076	Senesco Technologies, Inc.(a) (b)	5,262
13,766	Senomyx, Inc.(a)	57,955
4,202	Soligenix, Inc.(a) (b)	8,362
23,379	Solta Medical, Inc.(a)	46,758
461	Span-America Medical Systems, Inc.	9,155
11,136	Special Diversified Opportunities, Inc.(a)	13,029
940	Standard Register Co.(a) (b)	5,913
3,280	StarTek, Inc.(a)	20,992
17,700	StemCells, Inc.(a)	21,240
3,142	Stemline Therapeutics, Inc.(a)	64,914
4,236	Stereotaxis, Inc.(a) (b)	14,148
12,618	Sunesis Pharmaceuticals, Inc.(a) (b)	63,721
4,417	SunLink Health Systems, Inc.(a)	3,975
4,148	Supernus Pharmaceuticals, Inc.(a)	29,990
10,046	Synergetics USA, Inc.(a)	41,289
12,127	Synergy Pharmaceuticals, Inc.(a) (b)	55,663
10,180	Synthetic Biologics, Inc.(a)	13,030
4,493	Synutra International, Inc.(a)	40,257
6,959	Telik, Inc.(a)	8,942
4,971	TETRAphase Pharmaceuticals, Inc.(a) (b)	58,459
26,175	TherapeuticsMD, Inc.(a) (b)	127,996
1,401	Tonix Pharmaceuticals Holding Corp.(a) (b)	7,635
5,828	Transcept Pharmaceuticals, Inc.(a)	20,923
10,351	Transgenomic, Inc.(a)	4,658
2,221	Tree.com, Inc.	67,008
1,298	TrovaGene, Inc.(a) (b)	7,451
873	United-Guardian, Inc.	22,628
1,566	Universal Security Instruments, Inc.(a)	7,305
10,685	Uroplasty, Inc.(a)	32,910
4,508	US Physical Therapy, Inc.	152,190
382	USMD Holdings, Inc.(a) (b)	9,577
888	Utah Medical Products, Inc.	47,250
6,303	Vascular Solutions, Inc.(a)	131,418
9,778	Venaxis, Inc.(a) (b)	18,676
8,168	Ventrus Biosciences, Inc.(a)	24,667
3,434	Verastem, Inc.(a)	36,332
8,538	Vermillion, Inc.(a) (b)	20,406
5,220	Versar, Inc.(a)	25,421
6,720	Vision-Sciences, Inc.(a)	6,922
5,134	Willamette Valley Vineyards, Inc.(a)	31,369
25,923	XOMA Corp.(a)	123,912
8,742	Zalicus, Inc.(a)	10,578
39,390	Zogenix, Inc.(a)	127,230
		11,066,902

	Diversified - 0.4%
17,672	Horizon Pharma, Inc.(a) (b)	127,592
6,822	Resource America, Inc., Class A	64,195
		191,787

	Energy - 4.4%
700	Adams Resources & Energy, Inc.	40,054
6,748	Arabian American Development Co.(a)	69,639
6,513	Ascent Solar Technologies, Inc.(a)	5,145
3,652	Barnwell Industries, Inc.(a)	12,106
1,721	BioFuel Energy Corp.(a) (b)	3,339
3,720	Bolt Technology Corp.	75,107
15,549	Callon Petroleum Co.(a)	103,401
1,140	Contango Oil & Gas Co.	53,705
5,682	Double Eagle Petroleum Co.(a)	12,841
20,617	Emerald Oil, Inc.(a)	149,679
8,865	Enphase Energy, Inc.(a) (b)	64,271
10,061	Equal Energy Ltd. (Canada)	50,808
8,421	Evolution Petroleum Corp.	104,083
3,498	FieldPoint Petroleum Corp.(a)	14,132
87,157	Gasco Energy, Inc.(a)	697
20,667	Gastar Exploration Ltd.(a)	121,729
9,582	Gevo, Inc.(a) (b)	17,056
7,618	Global Geophysical Services(a)	11,579
6,854	GreenHunter Energy, Inc.(a)	9,527
71	HKN, Inc.(a)	4,757
21,360	Houston American Energy Corp.(a)	6,201
7,208	Hyperdynamics Corp.(a) (b)	22,993
358	Isramco, Inc.(a)	45,108
12,076	James River Coal Co.(a) (b)	17,269
11,019	Lucas Energy, Inc.(a)	10,909
20,749	Magellan Petroleum Corp.(a)	21,164
12,708	Miller Energy Resources, Inc.(a) (b)	105,985
4,180	Mitcham Industries, Inc.(a)	73,150
4,116	Natural Gas Services Group, Inc.(a)	122,081
7,847	Ocean Power Technologies, Inc.(a)	15,145
4,800	Pacific Ethanol, Inc.(a) (b)	18,048
3,246	Panhandle Oil and Gas, Inc., Class A	107,443
77,491	Plug Power, Inc.(a)	56,956
2,457	PostRock Energy Corp.(a)	3,759
3,054	Pyramid Oil Co.(a)	15,026
6,791	Quantum Fuel Systems Technologies Worldwide, Inc.(a) (b)	46,654
2,852	Real Goods Solar, Inc., Class A(a) (b)	7,244
2,759	Renewable Energy Group, Inc.(a)	31,370
2,084	REX American Resources Corp.(a)	68,230
3,996	Royale Energy, Inc.(a) (b)	10,430
8,194	Saratoga Resources, Inc.(a)	11,308
4,070	Syntroleum Corp.(a) (b)	14,041
21,209	Tengasco, Inc.(a)	9,544
7,578	TGC Industries, Inc.	54,562
10,163	US Energy Corp.(a)	32,725
2,009	Vertex Energy, Inc.(a) (b)	5,625
5,380	Westmoreland Coal Co.(a)	80,485
22,613	ZaZa Energy Corp.(a)	23,970
13,086	Zion Oil & Gas, Inc.(a) (b)	20,022
		1,981,102

	Financial - 28.4%
2,699	Access National Corp.	42,536
4,304	Agree Realty Corp., REIT	126,107
3,586	American National Bankshares, Inc.	93,093
3,468	American River Bankshares(a)	31,940
2,323	American Spectrum Realty, Inc.(a)	4,646
8,929	Ameris Bancorp(a)	182,777
6,496	AmeriServ Financial, Inc.	19,683
7,277	AmREIT, Inc., REIT	126,693
11,857	Arbor Realty Trust, Inc., REIT	78,612
10,078	Ares Commercial Real Estate Corp., REIT	132,223
4,287	Arlington Asset Investment Corp., Class A	114,506
3,607	Asta Funding, Inc.	30,732
4,726	Atlanticus Holdings Corp.(a) (b)	17,486
871	Atlas Financial Holdings, Inc. (Cayman Islands) (a)	11,340
3,911	Banc of California, Inc.	50,139
2,761	Bank of Kentucky Financial Corp.	93,405
2,165	Bank of Marin Bancorp	99,568
1,452	Bar Harbor Bankshares	57,354
6,502	BBX Capital Corp., Class A(a)	88,232
580	BCB Bancorp, Inc.	7,575
10,095	BNC Bancorp	153,747
3,328	Bridge Bancorp, Inc.	82,834
4,560	Bridge Capital Holdings(a)	87,096
4,491	Bryn Mawr Bank Corp.	135,987
4,491	BSB Bancorp, Inc.(a)	64,670
1,196	C&F Financial Corp.	64,285
358	California First National Bancorp	5,860
4,853	Camco Financial Corp.(a)	31,011
4,116	Cape Bancorp, Inc.	41,530
6,621	Center Bancorp, Inc.	108,783
12,339	Centerstate Banks, Inc.	130,300
2,182	Central Valley Community Bancorp	23,195
1,418	Century Bancorp, Inc., Class A	49,786
8,020	Chatham Lodging Trust, REIT	165,132
341	Chemung Financial Corp.	11,301
1,893	Cherry Hill Mortgage Investment Corp., REIT(a) (b)	33,411
2,133	Chicopee Bancorp, Inc.	38,138
2,822	CIFC Corp.	22,491
4,832	Citizens & Northern Corp.	99,926
5,461	CNB Financial Corp.	109,220
1,859	Codorus Valley Bancorp, Inc.	36,957
2,390	Colony Bankcorp, Inc.(a)	14,926
8,389	CommunityOne Bancorp(a) (b)	99,745
529	ConnectOne Bancorp, Inc.(a)	20,324
2,506	Consolidated-Tomoka Land Co.	92,296
5,927	Consumer Portfolio Services, Inc.(a)	43,682
1,486	CU Bancorp(a)	26,302
1,895	Customers Bancorp, Inc.(a)	33,049
1,090	Diamond Hill Investment Group, Inc.	135,433
2,374	Doral Financial Corp. (Puerto Rico) (a)	44,726
2,937	Eastern Insurance Holdings, Inc.	71,927
4,218	Eastern Virginia Bankshares, Inc.(a)	28,218
2,443	Ellington Residential Mortgage REIT, REIT	39,650
3,280	Enterprise Bancorp, Inc.	67,109
5,900	Enterprise Financial Services Corp.	115,404
6,368	ESB Financial Corp.	91,381
1,634	Evans Bancorp, Inc.	33,701
2,664	Farmers Capital Bank Corp.(a)	58,874
3,501	Federal Agricultural Mortgage Corp., Class C	122,570
5,271	Federated National Holding Co.	71,264
5,921	Fidelity Southern Corp.	105,808
2,847	Fidus Investment Corp.	61,808
5,201	Financial Institutions, Inc.	133,666
6,935	First Acceptance Corp.(a)	12,864
4,133	First Bancorp, Inc.	74,187
2,424	First Citizens Banc Corp.	15,998
7,143	First Connecticut Bancorp	121,360
3,416	First Defiance Financial Corp.	92,232
6,850	First Federal Bancshares of Arkansas, Inc.(a)	63,294
4,492	First Financial Northwest, Inc.	48,154
738	First Internet Bancorp(b)	17,653
34,095	First Marblehead Corp.(a)	27,958
5,111	First Mariner Bancorp, Inc.(a)	2,658
1,349	First NBC Bank Holding Co.(a)	38,959
2,443	First Security Group, Inc.(a)	5,106
4,094	First South Bancorp, Inc.(a)	29,436
3,567	First United Corp.(a)	27,716
5,169	Firstbank Corp.	102,553
769	Five Oaks Investment Corp., REIT	8,190
2,322	FNB Corp.	29,513
2,971	Fortegra Financial Corp.(a)	21,748
2,357	Fox Chase Bancorp, Inc.	41,648
3,638	Franklin Financial Corp.(a)	73,415
4,698	Garrison Capital, Inc.	68,591
5,222	German American Bancorp, Inc.	156,086
5,022	Gladstone Commercial Corp., REIT	90,346
1,337	Gladstone Land Corp., REIT	21,913
1,392	Gleacher & Co., Inc.(a)	15,326
20,804	Gramercy Property Trust, Inc., REIT(a)	111,926
8,484	GSV Capital Corp.(a) (b)	90,270
6,934	Guaranty Bancorp	106,922
514	Gyrodyne Co. of America, Inc., REIT	36,957
6,383	Hallmark Financial Services, Inc.(a)	60,639
2,304	Hampden Bancorp, Inc.	37,509
806	Harleysville Savings Financial Corp.	14,871
13,832	Harris & Harris Group, Inc.(a)	44,677
940	Hawthorn Bancshares, Inc.	12,577
3,707	Hci Group, Inc.(b)	184,572
1,526	Health Insurance Innovations, Inc.(a)	18,281
11,016	Heritage Commerce Corp.	90,992
6,638	Heritage Financial Corp.	114,174
2,596	Heritage Financial Group, Inc.	45,871
10,991	Heritage Oaks Bancorp(a)	87,818
2,169	HF Financial Corp.	28,240
2,099	HMN Financial, Inc.(a)	18,891
2,647	Home Bancorp, Inc.(a)	50,240
4,866	Home Federal Bancorp, Inc.	74,352
4,544	HomeStreet, Inc.	96,151
2,801	HopFed Bancorp, Inc.	31,287
2,596	Horizon Bancorp	61,058
3,159	IMPAC Mortgage Holdings, Inc., REIT(a)	15,479
7,028	Imperial Holdings, Inc.(a)	44,839
2,272	Independence Holding Co.	32,058
872	Independence Realty Trust, Inc., REIT	7,299
7,847	Independent Bank Corp.(a)	93,222
1,145	Independent Bank Group, Inc.	54,823
7,123	Intervest Bancshares Corp., Class A(a)	52,995
477	Investors Title Co.	37,683
4,749	JAVELIN Mortgage Investment Corp., REIT(b)	58,603
4,508	Life Partners Holdings, Inc.	8,340
4,538	LNB Bancorp, Inc.	44,745
7,720	Macatawa Bank Corp.(a) (b)	39,604
7,745	MainSource Financial Group, Inc.	139,255
3,775	Manning & Napier, Inc.	68,969
2,972	Marlin Business Services Corp.	73,854
6,473	MBT Financial Corp.(a)	24,468
6,166	Medallion Financial Corp.	109,385
3,910	Mercantile Bancorp, Inc.(a)	59
3,176	Mercantile Bank Corp.	70,761
2,065	Merchants Bancshares, Inc.	65,461
2,050	Meta Financial Group, Inc.	79,540
5,597	Metro Bancorp, Inc.(a)	125,373
3,704	MicroFinancial, Inc.	32,929
2,306	Middleburg Financial Corp.	48,288
3,946	MidSouth Bancorp, Inc.	70,278
2,869	MidWestOne Financial Group, Inc.	80,303
4,253	Monarch Financial Holdings, Inc.	47,889
1,107	Monmouth Real Estate Investment Corp., Class A, REIT	10,649
1,942	MutualFirst Financial, Inc.	33,868
826	NASB Financial, Inc.(a)	24,780
3,040	National Bankshares, Inc.	115,459
837	Naugatuck Valley Financial Corp.(a)	6,185
2,767	New Hampshire Thrift Bancshares, Inc.	41,782
13,169	New Mountain Finance Corp.	198,457
26,155	New York Mortgage Trust, Inc., REIT(b)	183,347
9,274	NewBridge Bancorp(a)	69,462
4,251	Nicholas Financial, Inc. (Canada)	68,059
1,878	North Valley Bancorp(a)	36,039
2,408	Northrim BanCorp, Inc.	63,210
1,015	Norwood Financial Corp.(b)	27,852
5,837	OceanFirst Financial Corp.	108,568
2,509	Old Point Financial Corp.(b)	31,864
8,369	Old Second Bancorp, Inc.(a) (b)	37,744
4,048	OmniAmerican Bancorp, Inc.(a)	89,177
5,529	One Liberty Properties, Inc., REIT	113,953
2,892	Oneida Financial Corp.	37,162
4,556	Oppenheimer Holdings, Inc., Class A	105,836
1,457	Orchid Island Capital, Inc., REIT	17,907
5,877	Pacific Continental Corp.	84,864
4,184	Pacific Mercantile Bancorp(a)	25,773
5,774	Pacific Premier Bancorp, Inc.(a)	83,954
5,966	Patriot National Bancorp, Inc.(a)	6,264
3,125	Peapack Gladstone Financial Corp.	57,281
1,961	Penns Woods Bancorp, Inc.	101,854
3,468	Peoples Bancorp, Inc.	83,093
3,235	Physicians Realty Trust, REIT	38,658
3,894	PMC Commercial Trust, REIT	33,566
1,924	Porter Bancorp, Inc.(a)	2,136
3,672	Preferred Apartment Communities, Inc., Class A, REIT	28,678
5,307	Preferred Bank(a)	107,944
8,363	Princeton National Bancorp, Inc.(a)	217
3,159	Provident Financial Holdings, Inc.	46,500
4,493	Pulaski Financial Corp.	49,468
1,856	QCR Holdings, Inc.	33,556
563	RCS Capital Corp., Class A	9,025
2,736	RE/MAX Holdings, Inc.(a)	83,120
7,600	Republic First Bancorp, Inc.(a)	24,244
6,098	Riverview Bancorp, Inc.(a)	16,465
3,230	SB Financial Group, Inc.(b)	25,840
34,984	Seacoast Banking Corp. of Florida(a)	79,064
2,818	Security National Financial Corp.(a)	14,062
3,485	Shore Bancshares, Inc.(a)	31,714
2,204	SI Financial Group, Inc.	25,985
5,750	Sierra Bancorp	101,775
1,503	Silvercrest Asset Management Group, Inc.	23,898
1,569	Simplicity Bancorp, Inc.	24,712
1,067	Sotherly Hotels, Inc., REIT	5,804
2,357	Southern National Bancorp of Virginia, Inc.	23,004
5,979	Southwest Bancorp, Inc.(a)	102,659
3,707	Suffolk Bancorp(a)	75,549
4,844	Summit Financial Group, Inc.(a)	44,759
22,647	Sun Bancorp, Inc.(a)	83,115
826	Supertel Hospitality, Inc., REIT(a)	3,477
4,405	Territorial Bancorp, Inc.	105,235
10,174	Thomas Properties Group, Inc.	70,302
2,712	Timberland Bancorp, Inc.	23,676
2,857	Trade Street Residential, Inc., REIT(b)	20,056
2,033	Tristate Capital Holdings, Inc.(a)	24,701
10,233	U.S. Global Investors, Inc., Class A	25,480
6,724	UMH Properties, Inc., REIT	64,685
15,748	United Community Financial Corp.(a)	59,212
3,428	United Insurance Holdings Corp.	34,554
3,239	United Security Bancshares(a)	15,418
2,976	United Security Bancshares, Inc.(a)	24,909
1,617	Unity Bancorp, Inc.	12,370
10,795	Universal Insurance Holdings, Inc.	133,858
8,999	VantageSouth Bancshares, Inc.(a) (b)	47,695
5,951	Washington Banking Co.	106,761
396	WashingtonFirst Bankshare, Inc.(b)	5,544
2,784	Waterstone Financial, Inc.(a)	31,515
6,604	West Bancorporation, Inc.	106,456
630	Westbury Bancorp, Inc.(a)	9,066
6,462	Whitestone REIT, Class B, REIT	86,526
4,715	Yadkin Financial Corp.(a)	84,634
2,211	ZAIS Financial Corp., REIT	37,786
9,266	ZipRealty, Inc.(a)	55,874
		12,757,601

	Industrial - 11.4%
18,098	Active Power, Inc.(a)	50,855
3,287	Adept Technology, Inc.(a)	40,069
4,080	Advanced Emissions Solutions(a)	236,599
1,215	Air T, Inc.	13,717
650	Allied Motion Technologies, Inc.	7,813
11,515	API Technologies Corp.(a)	43,757
941	Argan, Inc.	22,066
5,422	Arotech Corp.(a)	12,579
1,653	Art's-Way Manufacturing Co., Inc.	10,298
3,331	Astrotech Corp.(a)	4,630
6,803	Ballantyne Strong, Inc.(a)	31,634
1,327	Breeze-Eastern Corp.(a) (b)	12,374
6,459	Broadwind Energy, Inc.(a)	42,629
14,004	Casella Waste Systems, Inc., Class A(a)	83,604
2,852	Ceco Environmental Corp.	45,432
2,611	Chase Corp.	83,187
955	Chicago Rivet & Machine Co.	45,076
5,358	Clean Diesel Technologies, Inc.(a) (b)	7,769
6,109	Coleman Cable, Inc.	149,976
837	Control4 Corp.(a) (b)	14,622
2,321	Core Molding Technologies, Inc.(a)	26,784
5,067	Covenant Transportation Group, Inc., Class A(a)	41,651
4,045	CPI Aerostructures, Inc.(a)	59,259
4,231	CUI Global, Inc.(a)	26,613
2,400	CVD Equipment Corp.(a) (b)	32,856
958	Digital Ally, Inc.(a)	7,511
6,191	Eagle Bulk Shipping, Inc. (Marshall Islands) (a) (b)	24,764
1,806	Eastern Co.	31,262
545	Ecology and Environment, Inc., Class A	5,919
535	Elecsys Corp.(a)	5,093
6,316	Energy Focus, Inc.(a)	3,759
6,030	Engility Holdings, Inc.(a)	192,056
4,877	ENGlobal Corp.(a)	7,511
840	Erickson Air-Crane, Inc.(a) (b)	15,884
988	Espey Manufacturing & Electronics Corp.	32,535
20,432	Flow International Corp.(a)	82,137
1,653	Frequency Electronics, Inc.	18,910
4,150	Fuel Tech, Inc.(a)	29,922
2,572	Gencor Industries, Inc.(a)	23,534
3,842	Giga-Tronics, Inc.(a)	3,919
2,408	Global Brass & Copper Holdings, Inc.	39,732
11,328	Goldfield Corp.(a)	23,222
4,170	GSE Holding, Inc.(a)	8,632
4,214	Hardinge, Inc.	65,275
3,418	Heritage-Crystal Clean, Inc.(a)	63,609
6,601	Hudson Technologies, Inc.(a)	16,635
1,959	Hurco Cos., Inc.	51,874
38,197	Identive Group, Inc.(a)	24,064
4,451	IEC Electronics Corp.(a)	19,362
1,653	Image Sensing Systems, Inc.(a)	9,455
2,903	Innovative Solutions & Support, Inc.	22,353
4,588	Insignia Systems, Inc.(a)	12,525
5,815	Insteel Industries, Inc.	115,544
5,966	Integrated Electrical Services, Inc.(a)	27,205
6,771	Intellicheck Mobilisa, Inc.(a)	4,448
2,031	IntriCon Corp.(a)	8,144
6,037	Iteris, Inc.(a)	12,980
3,996	Kadant, Inc.	165,514
17,222	Kratos Defense & Security Solutions, Inc.(a)	115,215
4,062	Lawson Products, Inc.(a)	51,872
753	Lime Energy Co.(a) (b)	2,643
4,218	LMI Aerospace, Inc.(a)	53,526
7,579	LoJack Corp.(a)	30,619
8,318	LRAD Corp.(a)	15,804
1,008	LS Starrett Co., Class A	13,094
9,058	LSI Industries, Inc.	78,714
6,109	Lydall, Inc.(a)	108,924
1,857	Magnetek, Inc.(a)	37,511
5,631	Manitex International, Inc.(a)	75,005
1,072	Mesa Laboratories, Inc.	88,719
11,519	Metabolix, Inc.(a) (b)	12,901
12,067	Metalico, Inc.(a)	21,238
2,217	Mfri, Inc.(a)	28,777
12,093	Microvision, Inc.(a)	15,963
2,033	Mocon, Inc.	28,543
6,395	Nanophase Technologies Corp.(a)	2,974
4,777	NAPCO Security Technologies, Inc.(a)	31,003
5,916	NN, Inc.	118,024
567	Omega Flex, Inc.(a)	11,675
2,678	Orbit International Corp.(a)	9,078
11,374	Orion Energy Systems, Inc.(a)	70,633
1,406	P&F Industries, Inc.(a)	9,547
358	PAM Transportation Services, Inc.	6,662
410	Parametric Sound Corp.(a)	5,080
3,430	Park-Ohio Holdings Corp.(a)	146,049
3,996	Patrick Industries, Inc.(a)	124,875
2,600	Perma-Fix Environmental Services, Inc.(a)	8,840
7,605	PGT, Inc.(a)	76,050
4,713	PMFG, Inc.(a)	36,149
1,469	Power Solutions International, Inc.(a)	109,881
6,764	PowerSecure International, Inc.(a)	118,844
4,913	Pro-DEX, Inc.(a)	11,546
670	Providence and Worcester Railroad Co.	13,407
3,477	Pulse Electronics Corp.(a) (b)	11,787
7,140	Pure Cycle Corp.(a)	50,408
5,222	Rand Logistics, Inc.(a) (b)	27,154
10,169	Research Frontiers, Inc.(a) (b)	67,929
20,852	Revolution Lighting Technologies, Inc.(a) (b)	59,428
788	SIFCO Industries, Inc.	19,393
1,091	SL Industries, Inc.	33,276
2,494	Sparton Corp.(a)	64,245
1,657	Stock Building Supply Holdings, Inc.(a)	30,340
10,276	Stoneridge, Inc.(a)	132,663
9,581	STR Holdings, Inc.(a)	17,629
3,378	Superconductor Technologies, Inc.(a) (b)	7,668
1,059	Sutron Corp.(a)	4,946
2,182	Synalloy Corp.	35,152
3,449	Sypris Solutions, Inc.	9,657
9,099	TRC Cos., Inc.(a)	71,154
2,282	UFP Technologies, Inc.(a)	58,419
8,606	Ultralife Corp.(a)	29,174
2,560	Universal Power Group, Inc.(a)	3,622
22,858	UQM Technologies, Inc.(a)	45,487
4,321	US Concrete, Inc.(a)	100,550
1,505	USA Truck, Inc.(a)	21,266
2,048	Video Display Corp.(a)	7,414
1,972	VSE Corp.	101,006
3,582	Wells-Gardner Electronics Corp.(a)	6,125
3,193	Willis Lease Finance Corp.(a)	58,240
2,285	WSI Industries, Inc.	13,596
4,030	YRC Worldwide, Inc.(a) (b)	36,270
		5,134,521

	Technology - 7.2%
6,697	Acorn Energy, Inc.(b)	25,583
1,748	Ambarella, Inc. (Cayman Islands) (a)	43,350
8,445	American Software, Inc., Class A	81,494
6,651	Amtech Systems, Inc.(a)	50,814
1,109	Astro-Med, Inc.	15,360
3,459	Asure Software, Inc.(a) (b)	17,606
3,212	Audience, Inc.(a)	32,441
3,860	Authentidate Holding Corp.(a)	6,137
38,146	Axcelis Technologies, Inc.(a)	85,066
15,734	AXT, Inc.(a)	37,132
4,483	Bsquare Corp.(a)	14,659
12,713	Callidus Software, Inc.(a)	138,826
4,437	Cascade Microtech, Inc.(a)	46,234
5,286	Computer Task Group, Inc.	100,645
3,652	Concurrent Computer Corp.	27,573
3,093	CSP, Inc.	24,868
3,058	Daegis, Inc.(a)	2,752
2,285	Data I/O Corp.(a)	5,781
6,866	Datalink Corp.(a)	71,887
868	Dataram Corp.(a)	2,135
1,708	Datawatch Corp.(a)	62,974
2,727	Digimarc Corp.	51,077
21,204	Dot Hill Systems Corp.(a)	54,282
2,594	Dynamics Research Corp.(a)	18,781
22,179	DynaVox, Inc., Class A(a)	2,584
7,874	Echelon Corp.(a)	18,189
4,989	eMagin Corp.	13,121
8,450	EMCORE Corp.(a) (b)	44,362
5,013	eOn Communications Corp.(a)	5,163
2,543	Evolving Systems, Inc.	25,405
2,249	Exa Corp.(a)	31,014
7,225	FalconStor Software, Inc.(a)	10,693
1,706	Geeknet, Inc.(a)	32,141
4,708	GigOptix, Inc.(a)	8,992
22,580	Glu Mobile, Inc.(a) (b)	83,094
5,949	GSE Systems, Inc.(a)	9,786
9,139	GSI Technology, Inc.(a)	63,242
4,815	Guidance Software, Inc.(a)	44,539
9,822	Hutchinson Technology, Inc.(a)	29,957
4,065	Icad, Inc.(a)	35,122
11,171	Ikanos Communications, Inc.(a)	15,193
8,690	Immersion Corp.(a)	106,539
16,837	inContact, Inc.(a)	126,277
10,821	Innodata, Inc.(a)	27,810
10,370	Integrated Silicon Solution, Inc.(a)	122,781
5,660	Intermolecular, Inc.(a)	32,262
5,526	Interphase Corp.(a)	24,646
5,507	inTEST Corp.	21,477
204	j2 Global, Inc.	9,786
3,860	Key Tronic Corp.(a)	40,607
36,405	Majesco Entertainment Co.(a)	21,847
2,875	Mattersight Corp.(a)	13,800
25,740	Mattson Technology, Inc.(a)	68,983
14,884	Mindspeed Technologies, Inc.(a)	74,866
8,308	Mitek Systems, Inc.(a) (b)	58,073
1,298	Model N, Inc.(a) (b)	10,657
15,754	MoSys, Inc.(a)	74,201
2,263	NCI, Inc.(a)	14,755
8,215	Netlist, Inc.(a)	5,750
4,795	NetSol Technologies, Inc.(a)	24,311
25,659	OCZ Technology Group, Inc.(a) (b)	2,889
10,966	Overland Storage, Inc.(a)	12,721
3,349	PAR Technology Corp.(a)	18,553
8,116	Pixelworks, Inc.(a)	34,412
6,935	Planar Systems, Inc.(a)	16,991
16,642	PLX Technology, Inc.(a)	112,167
3,519	Qualstar Corp.(a)	3,660
2,588	Qualys, Inc.(a)	63,975
15,864	QuickLogic Corp.(a) (b)	52,986
3,720	Qumu Corp.(a)	47,802
12,118	RadiSys Corp.(a)	27,144
4,895	Rainmaker Systems, Inc.(a)	1,468
1,161	Rally Software Development Corp.(a)	28,561
6,843	Richardson Electronics Ltd.	76,847
2,623	Scientific Learning Corp.(a)	577
239	Silver Spring Networks, Inc.(a)	4,945
4,777	Simulations Plus, Inc.	23,981
3,910	SmartPros Ltd.	7,840
9,842	Smith Micro Software, Inc.(a)	13,877
7,835	Streamline Health Solutions, Inc.(a)	48,029
888	Technical Communications Corp.	6,580
1,622	Transact Technologies, Inc.	20,616
13,274	Transwitch Corp.(a)	159
9,884	Ultra Clean Holdings, Inc.(a)	98,445
17,886	USA Technologies, Inc.(a)	32,374
3,253	Violin Memory, Inc.(a) (b)	11,223
14,810	Vitesse Semiconductor Corp.(a)	43,541
10,215	Wave Systems Corp., Class A(a)	11,747
2,297	Wayside Technology Group, Inc.	29,976
11,520	WidePoint Corp.(a)	12,902
7,782	Wireless Ronin Technologies, Inc.(a)	3,782
3,161	XRS Corp.(a)	7,618
		3,247,870

	Utilities - 0.7%
2,850	Artesian Resources Corp., Class A	67,545
2,589	Delta Natural Gas Co., Inc.	57,553
2,920	Gas Natural, Inc.	25,054
1,688	RGC Resources, Inc.	32,072
43,137	US Geothermal, Inc.(a)	15,857
5,529	York Water Co.	121,030
		319,111

	Total Common Stocks - 99.6%
	(Cost $37,591,486)	44,778,780

	Exchange Traded Fund - 0.2%
1,085	iShares Russell Microcap Index Fund	80,138
	(Cost $77,505)

	Rights - 0.0%*
	Financials - 0.0%*
3,125	Peapack Gladstone Financial Corp. (c) (d)	1,131
	(Cost $0)

	Warrant - 0.0%*
	Consumer, Non-cyclical - 0.0%*
314	Photomedex, Inc. (a) (c) (d)	95
	(Cost $0)

	Total Long-Term Investments - 99.8%
	(Cost $37,668,991)	44,860,144

	Investments of Collateral for Securities Loaned - 10.8%
4,840,917	BNY Mellon Securities Lending Overnight Fund, 0.1079%(e) (f)	4,840,917
	(Cost $4,840,917)

	Total Investments - 110.6%
	(Cost $42,509,908)	49,701,061
	Liabilities in excess of Other Assets - (10.6%)	(4,763,177)
	Net Assets - 100.0%	$ 44,937,884

REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2013.
(c)	Illiquid security.
(d)	Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $28,795, which represents less than 0.1% of net assets.
(e)	At November 30, 2013, the total market value of the Fund’s securities on loan was $4,627,388 and the total market value of the collateral held by the Fund was $4,840,917.
(f)	Interest rate shown reflects yield as of November 30, 2013.

	Securities are classified by sectors that represent broad groupings of related industries.

		% of Long-Term
	Country Breakdown	Investments
	United States	99.1%
	Canada	0.6%
	Cayman Islands	0.1%
	Puerto Rico	0.1%
	Israel	0.1%
	Marshall Islands	0.0%*

	Subject to change daily.

* Less than 0.1%

	See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 42,518,241	$ 10,921,583	$ (3,738,763)	$ 7,182,820

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads,  estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at November 30, 2013.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$44,751	$28		$-	$44,779
Exchange Traded Fund	80	-		-	80
Rights	-	1		-	1
Warrant	-	-	*	-	-	*
Investments of Collateral for Securities Loaned	4,841	-		-	4,841
Total	$49,672	$29		$-	$49,701

* Market value is less than minimum amount disclosed.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the three months ended November 30, 2013, FAB Universal Corp. transferred to Level 2 from Level 1 as a result of FAB Universal Corp. being halted on the principal exchange on which it trades.

WREI Wilshire US REIT ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.4%
	Financial - 99.4%
2,203	Acadia Realty Trust, REIT	$ 57,212
108	Alexander's, Inc., REIT	34,802
2,615	Alexandria Real Estate Equities, Inc., REIT	165,425
1,371	American Assets Trust, Inc., REIT	42,761
4,167	American Campus Communities, Inc., REIT	135,136
552	American Residential Properties, Inc., REIT(a)	9,693
780	AmREIT, Inc., REIT	13,580
5,801	Apartment Investment & Management Co., Class A, REIT	145,663
637	Ashford Hospitality Prime, Inc., REIT(a)	13,033
3,187	Ashford Hospitality Trust, Inc., REIT	26,165
2,007	Associated Estates Realty Corp., REIT	31,931
5,145	AvalonBay Communities, Inc., REIT	609,991
7,640	BioMed Realty Trust, Inc., REIT	141,951
6,059	Boston Properties, Inc., REIT	602,810
6,264	Brandywine Realty Trust, REIT	83,186
3,068	BRE Properties, Inc., REIT	157,174
3,391	Camden Property Trust, REIT	196,407
2,597	Campus Crest Communities, Inc., REIT	25,840
6,418	CBL & Associates Properties, Inc., REIT	115,909
2,875	Cedar Realty Trust, Inc., REIT	16,675
986	Chatham Lodging Trust, REIT	20,302
1,584	Chesapeake Lodging Trust, REIT	37,810
4,705	CommonWealth REIT, REIT	112,308
850	CoreSite Realty Corp., REIT	27,506
3,084	Corporate Office Properties Trust, REIT	68,557
7,184	Cousins Properties, Inc., REIT	76,941
5,346	CubeSmart, REIT	86,712
12,460	DCT Industrial Trust, Inc., REIT	92,952
10,438	DDR Corp., REIT	166,904
7,820	DiamondRock Hospitality Co., REIT	89,383
5,106	Digital Realty Trust, Inc., REIT(b)	241,207
5,216	Douglas Emmett, Inc., REIT	119,864
12,924	Duke Realty Corp., REIT	196,186
2,588	DuPont Fabros Technology, Inc., REIT	60,740
1,211	EastGroup Properties, Inc., REIT	73,374
4,568	Education Realty Trust, Inc., REIT	39,742
3,314	Equity Lifestyle Properties, Inc., REIT	117,647
2,573	Equity One, Inc., REIT	57,635
14,328	Equity Residential, REIT	738,465
1,512	Essex Property Trust, Inc., REIT	229,537
1,806	Excel Trust, Inc., REIT	21,166
4,422	Extra Space Storage, Inc., REIT	185,370
2,611	Federal Realty Investment Trust, REIT	270,291
4,591	FelCor Lodging Trust, Inc., REIT(a)	33,606
4,371	First Industrial Realty Trust, Inc., REIT	76,318
2,377	First Potomac Realty Trust, REIT	28,524
3,784	Franklin Street Properties Corp., REIT	48,662
16,917	General Growth Properties, Inc., REIT	351,028
5,786	Glimcher Realty Trust, REIT	56,182
1,797	Government Properties Income Trust, REIT	44,584
18,123	HCP, Inc., REIT	666,383
11,385	Health Care REIT, Inc., REIT	637,446
3,811	Healthcare Realty Trust, Inc., REIT	84,337
6,523	Healthcare Trust of America, Inc., Class A, REIT	66,208
8,059	Hersha Hospitality Trust, REIT	46,178
3,443	Highwoods Properties, Inc., REIT	123,673
2,261	Home Properties, Inc., REIT	118,883
5,556	Hospitality Properties Trust, REIT	150,957
29,822	Host Hotels & Resorts, Inc., REIT	549,023
1,969	Hudson Pacific Properties, Inc., REIT	40,837
3,962	Inland Real Estate Corp., REIT	42,948
4,048	Investors Real Estate Trust, REIT	35,663
2,985	Kilroy Realty Corp., REIT	150,295
15,311	Kimco Realty Corp., REIT	315,713
5,024	Kite Realty Group Trust, REIT	32,907
3,829	LaSalle Hotel Properties, REIT	119,924
5,681	Liberty Property Trust, REIT	184,008
5,589	Macerich Co., REIT	318,238
3,520	Mack-Cali Realty Corp., REIT	71,667
2,988	MID-America Apartment Communities, Inc., REIT	179,997
1,630	Monmouth Real Estate Investment Corp., Class A, REIT	15,681
1,099	National Health Investors, Inc., REIT	64,698
2,752	Parkway Properties, Inc., REIT	50,334
2,459	Pebblebrook Hotel Trust, REIT	74,581
2,673	Pennsylvania Real Estate Investment Trust, REIT	48,087
6,616	Piedmont Office Realty Trust, Inc., Class A, REIT	108,370
2,183	Post Properties, Inc., REIT	93,563
19,825	ProLogis, Inc., REIT	751,962
727	PS Business Parks, Inc., REIT	56,939
5,744	Public Storage, REIT	877,109
2,658	Ramco-Gershenson Properties Trust, REIT	42,528
3,670	Regency Centers Corp., REIT	171,903
2,349	Retail Opportunity Investments Corp., REIT	34,225
2,388	Retail Properties of America, Inc., Class A, REIT	31,832
4,538	RLJ Lodging Trust, REIT	109,547
1,216	Rouse Properties, Inc., REIT(b)	29,658
1,686	Ryman Hospitality Properties, Inc., REIT	70,593
1,484	Sabra Health Care REIT, Inc., REIT	39,593
453	Saul Centers, Inc., REIT	22,029
7,479	Senior Housing Properties Trust, REIT	169,399
1,485	Silver Bay Realty Trust Corp., REIT	23,775
12,339	Simon Property Group, Inc., REIT	1,848,999
3,656	SL Green Realty Corp., REIT	330,758
1,251	Sovran Self Storage, Inc., REIT	83,492
7,290	Strategic Hotels & Resorts, Inc., REIT(a)	65,100
3,273	Summit Hotel Properties, Inc., REIT	29,719
1,395	Sun Communities, Inc., REIT	56,916
7,303	Sunstone Hotel Investors, Inc., REIT	95,450
3,454	Tanger Factory Outlet Centers, REIT	114,224
2,386	Taubman Centers, Inc., REIT	155,997
994	Terreno Realty Corp., REIT	17,604
9,970	UDR, Inc., REIT	232,002
475	Universal Health Realty Income Trust, REIT	20,130
1,295	Urstadt Biddle Properties, Inc., Class A, REIT	24,683
11,660	Ventas, Inc., REIT	662,638
7,435	Vornado Realty Trust, REIT	653,760
2,661	Washington Real Estate Investment Trust, REIT	63,172
4,848	Weingarten Realty Investors, REIT	138,362
	(Cost $17,845,126)	17,809,544

	Exchange Traded Fund - 0.5%
1,500	Vanguard REIT ETF	98,250
	(Cost $99,662)

	Total Long-Term Investments - 99.9%
	(Cost $17,944,788)	17,907,794

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 1.4%
243,473	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)	246,473
	(Cost $246,473)

	Total Investments - 101.3%
	(Cost $18,191,261)	18,154,267
	Liabilities in excess of Other Assets - (1.3%)	(241,023)
	Net Assets - 100.0%	$ 17,913,244

REIT -	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2013.
(c)	At November 30, 2013, the total market value of the Fund's securities on loan was $241,222 and the total market value of the collateral held by the Fund was $246,473.
(d)	Interest rate shown reflects yield as of November 30, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 18,115,846	$ 861,966	$ (823,545)	$ 38,421

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$17,810	$-	$-	$17,810
Exchange Traded Fund	98	-	-	98
Investments of Collateral for Securities Loaned	246	-	-	246
Total	$18,154	$-	$-	$18,154

There were no transfers between levels for the three months ended November 30, 2013.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2014

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 29, 2014